UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04391

Old Mutual Advisor Funds II

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll, LLP	Old Mutual Capital, Inc.
1735 Market Street, 51st Floor	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599	Denver, CO 80237
(215) 864-8600	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-724-4669

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1.              Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 110.4%
Aerospace/Defense — 4.2%
Boeing (A)	15,361	$1,365

Total Aerospace/Defense		1,365

Agricultural Operations — 1.8%
Archer-Daniels-Midland	18,335	586

Total Agricultural Operations		586

Airlines — 2.1%
AMR*	18,130	548
UAL*	3,249	143

Total Airlines		691

Appliances — 0.6%
Whirlpool	2,414	200

Total Appliances		200

Auto-Cars/Light Trucks — 3.4%
Ford Motor	76,465	574
General Motors	17,021	523

Total Auto-Cars/Light Trucks		1,097

Broadcast Services/Programming — 0.0%
Clear Channel Communications	308	11

Total Broadcast Services/Programming		11

Cable TV — 4.4%
Cablevision Systems, Cl A	15,413	439
DIRECTV Group*	24,463	610
EchoStar Communications, Cl A*	9,540	363

Total Cable TV		1,412

Casino Hotels — 0.9%
Harrah's Entertainment	70	6
MGM Mirage*	4,918	282

Total Casino Hotels		288

Cellular Telecom — 1.0%
US Cellular*	4,424	308

Total Cellular Telecom		308

Chemicals-Diversified — 0.9%
Celanese, Ser A	8,448	219
E.I. Du Pont de Nemours	707	34
Huntsman*	1,433	27

Total Chemicals-Diversified		280

Commercial Services-Finance — 1.8%
Western Union	25,169	564

Total Commercial Services-Finance		564

Computer Services — 2.6%
Computer Sciences*	6,122	327
Electronic Data Systems	18,787	517

Total Computer Services		844

Description	Shares	Value (000)
Computers — 10.0%
Hewlett-Packard (A)	38,275	$1,577
International Business Machines (A)	17,027	1,654

Total Computers		3,231

Consumer Products-Miscellaneous — 0.2%
Clorox	1,150	74

Total Consumer Products-Miscellaneous		74

Containers - Metal/Glass — 1.2%
Crown Holdings*	17,488	366
Owens-Illinois*	567	10

Total Containers - Metal/Glass		376

Cosmetics & Toiletries — 0.5%
Procter & Gamble	2,692	173

Total Cosmetics & Toiletries		173

Distribution/Wholesale — 0.0%
Ingram Micro, Cl A*	29	1

Total Distribution/Wholesale		1

Diversified Manufacturing Operations — 3.2%
Honeywell International	3,098	140
Tyco International (A)	29,361	893

Total Diversified Manufacturing Operations		1,033

Electric-Integrated — 1.1%
CMS Energy*	6,034	101
Edison International	1,913	87
TXU	2,974	161

Total Electric-Integrated		349

Electronic Components-Semiconductors — 0.4%
Agere Systems*	2,157	41
Texas Instruments	2,589	75

Total Electronic Components-Semiconductors		116

Electronic Parts Distribution — 3.8%
Arrow Electronics* (A)	26,392	832
Avnet*	15,190	388

Total Electronic Parts Distribution		1,220

Engineering/R&D Services — 3.6%
Fluor (A)	9,677	790
Jacobs Engineering Group*	4,350	355

Total Engineering/R&D Services		1,145

Fiduciary Banks — 0.0%
Mellon Financial	257	11

Total Fiduciary Banks		11

Finance-Investment Banker/Broker — 10.5%
JPMorgan Chase (A)	35,102	1,695
Lehman Brothers Holdings	7,624	596
Merrill Lynch (A)	11,517	1,072

Total Finance-Investment Banker/Broker		3,363

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Finance-Mortgage Loan/Banker — 2.2%
Fannie Mae	11,881	$706

Total Finance-Mortgage Loan/Banker		706

Food - Meat Products — 0.1%
Tyson Foods, Cl A	1,853	30

Total Food - Meat Products		30

Food - Retail — 0.9%
Kroger	8,958	207
Safeway	2,222	77

Total Food - Retail		284

Health Care Cost Containment — 3.6%
McKesson (A)	23,044	1,168

Total Health Care Cost Containment		1,168

Hotels & Motels — 1.0%
Marriott International, Cl A	6,624	316

Total Hotels & Motels		316

Independent Power Producer — 1.1%
Dynegy, Cl A*	1,841	13
NRG Energy*	5,841	327

Total Independent Power Producer		340

Insurance Brokers — 0.4%
AON	3,278	116

Total Insurance Brokers		116

Machinery - Pumps — 0.1%
Flowserve*	897	45

Total Machinery - Pumps		45

Machinery-Construction & Mining — 1.7%
Terex*	8,281	535

Total Machinery-Construction & Mining		535

Medical-Biomedical/Genetic — 1.2%
Genentech*	4,910	398

Total Medical - Biomedical/Genetic		398

Medical-HMO — 1.0%
Humana*	5,880	325

Total Medical - HMO		325

Medical-Wholesale Drug Distributors — 4.1%
AmerisourceBergen	4,631	208
Cardinal Health (A)	17,189	1,108

Total Medical-Wholesale Drug Distributors		1,316

Metal - Copper — 0.1%
Phelps Dodge	232	28

Total Metal - Copper		28

Description	Shares	Value (000)
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Cl B	444	$25

Total Metal-Diversified		25

Multi-Line Insurance — 0.3%
American Financial Group	2,073	74
CNA Financial*	397	16

Total Multi-Line Insurance		90

Oil & Gas Drilling — 2.4%
Transocean* (A)	9,590	776

Total Oil & Gas Drilling		776

Oil Companies-Integrated — 7.9%
ConocoPhillips	3,364	242
Exxon Mobil (A)	29,973	2,297

Total Oil Companies-Integrated		2,539

Pharmacy Services — 3.0%
Caremark Rx	462	26
Medco Health Solutions* (A)	17,718	947

Total Pharmacy Services		973

Photo Equipment & Supplies — 1.5%
Eastman Kodak	19,280	497

Total Photo Equipment & Supplies		497

Reinsurance — 0.1%
Transatlantic Holdings	695	43

Total Reinsurance		43

REITs - Hotels — 1.8%
Host Hotels & Resorts	22,986	564

Total REITs - Hotels		564

REITs - Office Property — 0.0%
Equity Office Properties Trust	197	10

Total REITs - Office Property		10

Retail - Automobile — 0.2%
Autonation*	2,415	52

Total Retail - Automobile		52

Retail - Consumer Electronics — 0.0%
Circuit City Stores	224	4

Total Retail - Consumer Electronics		4

Retail-Discount — 3.3%
Wal-Mart Stores (A)	23,039	1,064

Total Retail-Discount		1,064

Retail-Office Supplies — 0.2%
Office Depot*	1,312	50

Total Retail-Office Supplies		50

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund

December 31, 2006 (Unaudited)

Description	Shares/Face Amount (000)	Value (000)
Rubber - Tires — 1.4%
Goodyear Tire & Rubber*	21,378	$449

Total Rubber - Tires		449

S&L/Thrifts-Western US — 2.2%
Washington Mutual	15,604	710

Total S&L/Thrifts-Western US		710

Super-Regional Banks-US — 3.1%
Bank of America	8,810	470
Wachovia	9,528	543

Total Super-Regional Banks-US		1,013

Telephone-Integrated — 3.1%
AT&T	8,908	319
BellSouth	3,547	167
Qwest Communications International*	62,253	521

Total Telephone-Integrated		1,007

Tobacco — 2.9%
Altria Group	294	25
Loews Corp - Carolina Group (A)	13,960	904

Total Tobacco		929

Transport - Services — 0.6%
FedEx	1,918	208

Total Transport - Services		208

Wireless Equipment — 0.6%
Motorola	8,574	176

Total Wireless Equipment		176

Total Common Stock (Cost $31,990)		35,524

U.S. Treasury Obligations — 0.4%
U.S. Treasury Bill (B) (C) 5.063%, 01/11/07	$150	150

Total U.S. Treasury Obligations (Cost $150)		150

Warrants — 0.0%
Alcatel-Lucent, Expires 12/10/07*	8,891	3

Total Warrants (Cost $ —)		3

Repurchase Agreement — 3.9%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $1,251,006 (collateralized by a U.S. Government obligation, par value $1,680,000, 0.00%, 08/08/12, total market value $1,279,858)(D)	$1,250	1,250

Total Repurchase Agreement (Cost $1,250)		1,250

Total Investments — 114.7% (Cost $33,390) †		36,927

Description	Shares	Value (000)
Securities Sold Short — (18.0)%
Common Stock — (18.0)%
Advertising Services — (0.2)%
R.H. Donnelley	(1,040)	$(65)

Total Advertising Services		(65)

Aerospace/Defense-Equipment — (0.0)%
DRS Technologies	(144)	(8)

Total Aerospace/Defense-Equipment		(8)

Airlines — (0.4)%
Southwest Airlines	(8,089)	(124)

Total Airlines		(124)

Applications Software — (2.1)%
Red Hat*	(1,028)	(24)
Salesforce.com*	(17,555)	(640)

Total Applications Software		(664)

Broadcast Services/Programming — (1.6)%
Discovery Holding, Cl A*	(32,508)	(523)

Total Broadcast Services/Programming		(523)

Computers-Integrated Systems — (0.1)%
Riverbed Technology*	(1,457)	(45)

Total Computers-Integrated Systems		(45)

Data Processing/Management — (1.0)%
Fair Isaac	(324)	(13)
NAVTEQ*	(8,836)	(309)

Total Data Processing/Management		(322)

Electronic Components - Miscellaneous — (3.1)%
Gentex	(64,925)	(1,010)

Total Electronic Components – Miscellaneous		(1,010)

Electronic Components-Semiconductors — (2.9)%
PMC-Sierra*	(73,975)	(496)
Rambus*	(3,889)	(74)
Silicon Laboratories*	(10,467)	(363)

Total Electronic Components-Semiconductors		(933)

Hazardous Waste Disposal — (0.1)%
Stericycle*	(458)	(35)

Total Hazardous Waste Disposal		(35)

Industrial Audio & Video Products — (0.1)%
Dolby Laboratories, Cl A*	(1,039)	(32)

Total Industrial Audio & Video Products		(32)

Medical Instruments — (1.1)%
Boston Scientific*	(20,961)	(360)

Total Medical Instruments		(360)

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Medical-Biomedical/Genetic — (0.1)%
Millennium Pharmaceuticals*	(3,903)	$(43)

Total Medical - Biomedical/Genetic		(43)

Paper & Related Products — (0.5)%
Louisiana-Pacific	(7,629)	(164)

Total Paper & Related Products		(164)

Radio — (1.2)%
XM Satellite Radio, Cl A*	(25,754)	(372)

Total Radio		(372)

Retirement/Aged Care — (0.5)%
Brookdale Senior Living	(2,931)	(141)

Total Retirement/Aged Care		(141)

S&L/Thrifts - Eastern US — (1.0)%
Hudson City Bancorp	(22,112)	(307)

Total S&L/Thrifts - Eastern US		(307)

Schools — (0.2)%
Career Education*	(2,279)	(56)

Total Schools		(56)

Telecom Equipment - Fiber Optics — (0.1)%
Ciena*	(1,086)	(30)

Total Telecom Equipment - Fiber Optics		(30)

Television — (0.2)%
Hearst-Argyle Television	(2,746)	(70)

Total Television		(70)

Therapeutics — (1.5)%
Amylin Pharmaceticals*	(13,597)	(490)

Total Therapeutics		(490)

Total Securities Sold Short (Proceeds $(6,099))		(5,794)

Other Assets and Liabilities, Net — 3.3%		1,052

Net Assets — 100.0%		$32,185

* Non-income producing security.

(A) — All or a portion of the security has been pledged as collateral for securities sold short.
(B) — All or a portion of the security has been pledged as collateral for open futures contracts.
(C) — The rate reported represents the security's effective yield at time of purchase.
(D) — Tri-party repurchase agreement.

Cl — Class
HMO — Health Maintenance Organization
REITs — Real Estate Investment Trusts
R&D — Research and Development
S&L — Savings and Loan
Ser — Series

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments, excluding securities sold short and open futures contracts, was $33,390 (000), and the unrealized appreciation and depreciation were $4,513 (000) and $(976) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The Fund had the following futures

contracts open as of December 31, 2006:

Contract Description	Number of Contracts	Contract Value (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500 Composite E-Mini Index — Long	1	71	March 2007	$ –
S&P 500 Composite Index — Long	9	3,214	March 2007	17

$ 17

Amounts designated as “–“ are either $0 or have been rounded to $0.

4	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Barrow Hanley Value Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 100.6%
Aerospace/Defense — 2.7%
Northrop Grumman	57,600	$3,900

Total Aerospace/Defense		3,900

Beverages-Wine/Spirits — 4.0%
Diageo ADR	72,900	5,782

Total Beverages-Wine/Spirits		5,782

Chemicals-Diversified — 2.5%
Lyondell Chemical	138,600	3,544

Total Chemicals-Diversified		3,544

Computers — 2.8%
Hewlett-Packard	100,000	4,119

Total Computers		4,119

Cruise Lines — 2.5%
Carnival	72,300	3,546

Total Cruise Lines		3,546

Diversified Manufacturing Operations — 8.2%
General Electric	121,800	4,532
Honeywell International	67,000	3,031
Illinois Tool Works	91,200	4,213

Total Diversified Manufacturing Operations		11,776

Electric-Integrated — 9.1%
Dominion Resources	22,300	1,870
Duke Energy	174,000	5,778
Entergy	59,100	5,456

Total Electric-Integrated		13,104

Finance-Credit Card — 2.8%
American Express	65,900	3,998

Total Finance-Credit Card		3,998

Finance-Investment Banker/Broker — 6.6%
Citigroup	92,300	5,141
Merrill Lynch	47,200	4,394

Total Finance-Investment Banker/Broker		9,535

Finance-Mortgage Loan/Banker — 3.7%
Freddie Mac	79,400	5,391

Total Finance-Mortgage Loan/Banker		5,391

Food-Miscellaneous/Diversified — 1.4%
ConAgra Foods	72,300	1,952

Total Food-Miscellaneous/Diversified		1,952

Description	Shares	Value (000)
Medical-Drugs — 11.1%
Bristol-Myers Squibb	215,300	$5,667
Pfizer	196,000	5,076
Wyeth	105,300	5,362

Total Medical-Drugs		16,105

Medical-HMO — 3.3%
WellPoint*	61,200	4,816

Total Medical-HMO		4,816

Multi-Line Insurance — 6.6%
Allstate	72,500	4,720
American International Group	66,700	4,780

Total Multi-Line Insurance		9,500

Oil Companies-Integrated — 3.2%
Occidental Petroleum	94,800	4,629

Total Oil Companies-Integrated		4,629

Pipelines — 3.5%
El Paso	335,300	5,123

Total Pipelines		5,123

Publishing-Periodicals — 0.2%
Idearc*	9,450	271

Total Publishing-Periodicals		271

Super-Regional Banks-US — 6.0%
Bank of America	102,500	5,472
Capital One Financial	41,300	3,173

Total Super-Regional Banks-US		8,645

Telephone-Integrated — 3.6%
Verizon Communications	140,700	5,240

Total Telephone-Integrated		5,240

Tobacco — 11.8%
Altria Group	124,800	10,711
Imperial Tobacco Group ADR	80,300	6,346

Total Tobacco		17,057

Tools-Hand Held — 2.2%
Stanley Works	63,600	3,199

Total Tools-Hand Held		3,199

Wireless Equipment — 2.8%
Nokia ADR	200,000	4,064

Total Wireless Equipment		4,064

Total Common Stock (Cost $113,472)		145,296

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Barrow Hanley Value Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 0.0%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $1,088 (collateralized by a U.S. Government obligation, par value $2,000, 0.00%, 03/27/07, total market value $1,975) (A)	$1	$1

Total Repurchase Agreement (Cost $1)		1

Total Investments — 100.6% (Cost $113,473) †		145,297

Other Assets and Liabilities, Net — (0.6)%		(833)

Net Assets — 100.0%		$144,464

* Non-income producing security.

(A) — Tri-party repurchase agreement

ADR — American Depositary Receipt
HMO — Health Maintenance Organization

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $113,473 (000), and the unrealized appreciation and depreciation were $32,595 (000) and $(771) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology and Communications Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 100.6%
Advertising Sales — 1.6%
Lamar Advertising, Cl A*	42,100	$2,753

Total Advertising Sales		2,753

Aerospace/Defense — 3.1%
Lockheed Martin	59,400	5,469

Total Aerospace/Defense		5,469

Applications Software — 3.6%
Microsoft	214,100	6,393

Total Applications Software		6,393

Casino Services — 2.2%
International Game Technology	82,200	3,798

Total Casino Services		3,798

Cellular Telecommunications — 2.3%
NII Holdings*	62,000	3,995

Total Cellular Telecommunications		3,995

Chemicals-Plastics — 0.9%
Metabolix*	84,000	1,591

Total Chemicals-Plastics		1,591

Commercial Services — 1.9%
Alliance Data Systems*	54,202	3,386

Total Commercial Services		3,386

Communications Software — 1.1%
DivX*	82,000	1,892

Total Communications Software		1,892

Computer Services — 1.0%
Cognizant Technology Solutions, Cl A*	22,300	1,721

Total Computer Services		1,721

Computers — 12.1%
Apple*	93,600	7,941
Hewlett-Packard	142,000	5,849
International Business Machines	58,200	5,654
Research In Motion*	13,400	1,712

Total Computers		21,156

Computers-Integrated Systems — 1.0%
Riverbed Technology*	58,850	1,807

Total Computers-Integrated Systems		1,807

Computers-Memory Devices — 4.0%
Isilon Systems*	34,824	961
Network Appliance*	112,100	4,403
SanDisk*	37,500	1,614

Total Computers-Memory Devices		6,978

Description	Shares	Value (000)
Computers-Peripheral Equipment — 1.8%
Synaptics*	105,800	$3,141

Total Computers-Peripheral Equipment		3,141

Data Processing/Management — 1.3%
Fiserv*	43,000	2,254

Total Data Processing/Management		2,254

E-Commerce/Services — 0.0%
Move*	935	5

Total E-Commerce/Services		5

Electronic Components-Semiconductors — 9.2%
Broadcom, Cl A* (A)	228,946	7,397
Intel	83,900	1,699
IPG Photonics*	39,710	953
Nvidia*	83,985	3,108
QLogic*	132,500	2,905

Total Electronic Components-Semiconductors		16,062

Electronic Design Automation — 1.3%
Synopsys*	86,000	2,299

Total Electronic Design Automation		2,299

Electronic Forms — 3.2%
Adobe Systems*	134,406	5,527

Total Electronic Forms		5,527

Electronic Measuring Instruments — 1.6%
Trimble Navigation*	56,900	2,886

Total Electronic Measuring Instruments		2,886

Energy-Alternate Sources — 1.2%
First Solar*	68,300	2,035

Total Energy-Alternate Sources		2,035

Enterprise Software/Services — 1.9%
Oracle*	193,900	3,323

Total Enterprise Software/Services		3,323

Instruments-Controls — 2.0%
Thermo Fisher Scientific*	78,400	3,551

Total Instruments-Controls		3,551

Instruments-Scientific — 1.9%
Applera - Applied Biosystems Group	89,800	3,295

Total Instruments-Scientific		3,295

Internet Application Software — 1.2%
Interwoven*	146,300	2,146

Total Internet Application Software		2,146

Internet Connective Services — 1.6%
Internap Network Services*	137,800	2,738

Total Internet Connective Services		2,738

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology and Communications Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Internet Infrastructure Software — 3.4%
Akamai Technologies*	45,500	$2,417
F5 Networks*	34,100	2,531
Opsware*	121,793	1,074

Total Internet Infrastructure Software		6,022

Medical Instruments — 1.4%
Intuitive Surgical*	26,100	2,503

Total Medical Instruments		2,503

Medical-Biomedical/Genetic — 3.4%
Celgene*	64,907	3,734
Genentech*	27,000	2,190

Total Medical-Biomedical/Genetic		5,924

Medical-Drugs — 2.8%
Shire ADR	78,400	4,842

Total Medical-Drugs		4,842

Networking Products — 4.3%
Cisco Systems*	273,100	7,464

Total Networking Products		7,464

Semiconductor Equipment — 6.8%
Applied Materials	241,900	4,463
ASML Holdings*	76,700	1,889
Lam Research*	61,100	3,093
Varian Semiconductor Equipment Associates*	55,600	2,531

Total Semiconductor Equipment		11,976

Telecommunications Equipment — 1.7%
Harris	64,100	2,940

Total Telecommunications Equipment		2,940

Telecommunications Services — 1.6%
NeuStar, Cl A*	87,728	2,846

Total Telecommunications Services		2,846

Web Portals/ISP — 4.4%
Google, Cl A*	16,900	7,782

Total Web Portals/ISP		7,782

Wireless Equipment — 6.3%
American Tower, Cl A*	106,600	3,974
Ericsson ADR	44,100	1,774
Qualcomm	141,600	5,351

Total Wireless Equipment		11,099

X-Ray Equipment — 1.5%
Hologic*	56,500	2,671

Total X-Ray Equipment		2,671

Total Common Stock (Cost $135,148)		176,270

Description	Shares/Face Amount (000)/Contracts	Value (000)
Warrants — 0.0%
Alcatel-Lucent, Expires 12/10/07*	1,046	$—

Total Warrants (Cost $ —)		—

Repurchase Agreement — 0.3%
Morgan Stanley 5.10%, dated 12/29/06, to be purchased on 01/02/07, repurchase price $506,999 (collateralized by a U.S. Government obligation, par value $515,000, 5.50%, 06/22/11, total market value $519,573) (B)	$507	507

Total Repurchase Agreement (Cost $507)		507

Total Investments — 100.9% (Cost $135,655) †		176,777

Written Options — (0.1)%
Broadcom, February 2007, 32.50 Call*	(820)	(172)

Total Written Options (Proceeds $(154))		(172)

Other Assets and Liabilities, Net — (0.8)%		(1,399)

Net Assets — 100.0%		$175,206

* Non-income producing security.

(A) — All or a portion of the security has been pledged as collateral for open written option contracts.

(B) — Tri-party repurchase agreement

ADR — American Depositary Receipt

Cl — Class

ISP — Internet Service Provider

Cost figures are shown with “000’s” omitted.

Amounts designated as “–“ are either $0 or have been rounded to $0.

† At December 31, 2006, the tax basis cost of the Fund's

investments, excluding written options, was

$136,278 (000), and the unrealized appreciation and

depreciation were $ 42,447 (000) and $(1,948) (000),

respectively.

For information regarding the Fund's policy regarding

valuation of investments and other significant

accounting policies, please refer to the Fund's most

recent semi-annual or annual financial statements.

  2 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.8%
Aerospace/Defense-Equipment — 1.7%
BE Aerospace*	103,839	$2,667

Total Aerospace/Defense-Equipment		2,667

Applications Software — 3.8%
American Reprographics*	70,800	2,358
Nuance Communications*	316,500	3,627

Total Applications Software		5,985

Auto-Medium & Heavy Duty Trucks — 0.6%
Force Protection*	57,733	1,005

Total Auto-Medium & Heavy Duty Trucks		1,005

Auto/Truck Parts & Equipment-Original — 0.7%
Amerigon*	114,013	1,101

Total Auto/Truck Parts & Equipment-Original		1,101

Commercial Banks-Eastern US — 1.0%
Signature Bank*	47,950	1,486

Total Commercial Banks-Eastern US		1,486

Commercial Banks-Western US — 0.6%
Community Bancorp*	32,392	978

Total Commercial Banks-Western US		978

Commercial Services — 3.9%
CoStar Group*	29,593	1,585
ExlService Holdings*	40,181	845
PeopleSupport*	48,061	1,012
Providence Service*	60,150	1,511
TeleTech Holdings*	46,050	1,100

Total Commercial Services		6,053

Computer Software — 0.6%
Double-Take Software*	73,600	948

Total Computer Software		948

Computers — 1.8%
Rackable Systems*	92,568	2,867

Total Computers		2,867

Computers-Memory Devices — 2.1%
Simpletech*	257,850	3,270

Total Computers-Memory Devices		3,270

Computers-Peripheral Equipment — 0.6%
Sigma Designs*	39,406	1,003

Total Computers-Peripheral Equipment		1,003

Consulting Services — 5.9%
Advisory Board*	45,300	2,425
Corporate Executive Board	37,122	3,256
Huron Consulting Group*	30,398	1,378
LECG*	113,639	2,100

Total Consulting Services		9,159

Description	Shares	Value (000)
Diagnostic Kits — 1.5%
Quidel*	176,531	$2,404

Total Diagnostic Kits		2,404

Diversified Manufacturing Operations — 3.5%
ESCO Technologies*	118,707	5,394

Total Diversified Manufacturing Operations		5,394

Drug Delivery Systems — 0.7%
Noven Pharmaceuticals*	45,350	1,154

Total Drug Delivery Systems		1,154

E-Services/Consulting — 0.5%
Perficient*	48,486	796

Total E-Services/Consulting		796

Educational Software — 2.0%
Blackboard*	105,500	3,169

Total Educational Software		3,169

Electronic Design Automation — 0.6%
Comtech Group*	52,250	950

Total Electronic Design Automation		950

Engineering/R&D Services — 0.7%
Stanley*	67,000	1,133

Total Engineering/R&D Services		1,133

Enterprise Software/Services — 0.7%
Concur Technologies*	68,750	1,103

Total Enterprise Software/Services		1,103

Entertainment Software — 1.2%
THQ*	59,400	1,932

Total Entertainment Software		1,932

Finance-Commercial — 0.5%
Newstar Financial*	43,500	803

Total Finance-Commercial		803

Finance-Investment Banker/Broker — 2.4%
Evercore Partners, Cl A*	40,375	1,488
Greenhill	30,950	2,284

Total Finance-Investment Banker/Broker		3,772

Finance-Other Services — 1.8%
GFI Group*	24,400	1,519
International Securities Exchange Holdings	27,801	1,301

Total Finance-Other Services		2,820

Gambling (Non-Hotel) — 2.4%
Pinnacle Entertainment*	113,750	3,770

Total Gambling (Non-Hotel)		3,770

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Human Resources — 1.6%
Kenexa*	75,507	$2,511

Total Human Resources		2,511

Import/Export — 0.4%
Castle Brands*	97,773	609

Total Import/Export		609

Internet Application Software — 2.6%
DealerTrack Holdings*	80,805	2,377
Vocus*	99,759	1,676

Total Internet Application Software		4,053

Internet Connective Services — 1.1%
Cogent Communications Group*	102,643	1,665

Total Internet Connective Services		1,665

Internet Infrastructure Software — 0.7%
Opsware*	127,536	1,125

Total Internet Infrastructure Software		1,125

Intimate Apparel — 0.2%
Tefron	25,749	270

Total Intimate Apparel		270

Investment Management/Advisory Services — 1.9%
Affiliated Managers Group*	28,200	2,965

Total Investment Management/Advisory Services		2,965

Medical Imaging Systems — 1.5%
Vital Images*	65,300	2,272

Total Medical Imaging Systems		2,272

Medical Information Systems — 2.1%
Allscripts Healthcare Solutions*	71,500	1,930
Phase Forward*	91,050	1,364

Total Medical Information Systems		3,294

Medical Instruments — 2.0%
Conceptus*	145,850	3,105

Total Medical Instruments		3,105

Medical-Biomedical/Genetic — 2.8%
Keryx Biopharmaceuticals*	152,900	2,034
Lifecell*	33,700	813
Nektar Therapeutics*	96,200	1,463

Total Medical-Biomedical/Genetic		4,310

Medical-Drugs — 4.9%
Adams Respiratory Therapeutics*	131,925	5,384
Santarus*	297,950	2,333

Total Medical-Drugs		7,717

Medical-Outpatient/Home Medical — 2.7%
Radiation Therapy Services*	131,425	4,143

Total Medical-Outpatient/Home Medical		4,143

Description	Shares	Value (000)
Metal Processors & Fabricators — 1.2%
Ladish*	51,555	$1,912

Total Metal Processors & Fabricators		1,912

Networking Products — 1.3%
Atheros Communications*	96,200	2,051

Total Networking Products		2,051

Oil Companies-Exploration & Production — 2.2%
Arena Resources*	19,700	841
ATP Oil & Gas*	24,050	952
Berry Petroleum, Cl A	31,250	969
Parallel Petroleum*	42,450	746

Total Oil Companies-Exploration & Production		3,508

Oil Field Machinery & Equipment — 2.3%
Dresser-Rand Group*	109,950	2,691
Metretek Technologies*	78,350	965

Total Oil Field Machinery & Equipment		3,656

Oil-Field Services — 1.2%
Hercules Offshore*	25,100	725
W-H Energy Services*	23,100	1,125

Total Oil-Field Services		1,850

Physical Therapy/Rehabilitation Centers — 2.6%
Psychiatric Solutions*	106,745	4,005

Total Physical Therapy/Rehabilitation Centers		4,005

Retail-Apparel/Shoe — 1.8%
Children's Place*	22,350	1,420
Tween Brands*	36,450	1,455

Total Retail-Apparel/Shoe		2,875

Retail-Arts & Crafts — 0.6%
AC Moore Arts & Crafts*	46,400	1,005

Total Retail-Arts & Crafts		1,005

Retail-Restaurants — 1.7%
BJ's Restaurants*	42,600	861
Chipotle Mexican Grill, Cl A*	30,250	1,724

Total Retail-Restaurants		2,585

Retail-Sporting Goods — 1.7%
Hibbett Sporting Goods*	50,065	1,528
Zumiez*	37,800	1,117

Total Retail-Sporting Goods		2,645

Schools — 3.9%
Capella Education*	53,900	1,307
Devry	40,775	1,142
ITT Educational Services*	29,150	1,934
Strayer Education	16,500	1,750

Total Schools		6,133

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund

December 31, 2006 (Unaudited)

Description	Shares/Face Amount (000)	Value (000)
Semiconductor Components-Integrated Circuits — 0.7%
Anadigics*	130,900	$1,160

Total Semiconductor Components-Integrated Circuits		1,160

Telecommunications Equipment — 2.6%
CommScope*	134,050	4,086

Total Telecommunications Equipment		4,086

Telecommunications Services — 2.6%
Cbeyond*	56,202	1,719
Orbcomm*	114,950	1,014
Time Warner Telecom, Cl A*	62,900	1,254

Total Telecommunications Services		3,987

Therapeutics — 1.0%
Theravance*	50,850	1,571

Total Therapeutics		1,571

Transactional Software — 2.9%
Innerworkings*	51,143	816
Transaction Systems Architects*	58,400	1,902
VeriFone Holdings*	50,791	1,798

Total Transactional Software		4,516

Web Hosting/Design — 1.2%
Equinix*	23,700	1,792

Total Web Hosting/Design		1,792

Wire & Cable Products — 1.4%
General Cable*	29,735	1,300
Superior Essex*	28,525	948

Total Wire & Cable Products		2,248

Wound, Burn & Skin Care — 0.6%
Obagi Medical Products*	83,700	863

Total Wound, Burn & Skin Care		863

Total Common Stock (Cost $136,153)		156,209

Repurchase Agreement — 1.4%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $2,207,858 (collateralized by a U.S. Government obligation, par value $2,250,000, 5.78%, 06/20/11, total market value $2,256,761) (A)	$2,207	2,207

Total Repurchase Agreement (Cost $2,207)		2,207

Total Investments — 101.2% (Cost $138,360) †		158,416

Other Assets and Liabilities, Net — (1.2)%		(1,814)

Net Assets — 100.0%		$156,602

* Non-income producing security.

(A) — Tri-party repurchase agreement

Cl — Class

R&D — Research & Development

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $138,981 (000), and the unrealized appreciation and depreciation were $21,963 (000) and $(2,528) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

  3 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Focused Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 95.1%
Applications Software — 8.2%
Microsoft	96,300	$2,875

Total Applications Software		2,875

Beverages-Non-Alcoholic — 3.8%
Coca-Cola	27,800	1,341

Total Beverages-Non-Alcoholic		1,341

Cable TV — 1.9%
Comcast, Cl A*	16,300	683

Total Cable TV		683

Chemicals-Diversified — 3.5%
E.I. Du Pont de Nemours	24,870	1,211

Total Chemicals-Diversified		1,211

Computers — 2.5%
Dell*	34,200	858

Total Computers		858

Computers-Memory Devices — 4.8%
EMC*	127,900	1,688

Total Computers-Memory Devices		1,688

Data Processing/Management — 3.4%
Automatic Data Processing	23,900	1,177

Total Data Processing/Management		1,177

Diversified Manufacturing Operations — 14.9%
3M	18,000	1,403
Dover	19,760	968
General Electric	76,100	2,832

Total Diversified Manufacturing Operations		5,203

Finance-Investment Banker/Broker — 2.4%
Morgan Stanley	10,500	855

Total Finance-Investment Banker/Broker		855

Food-Miscellaneous/Diversified — 4.1%
Unilever	52,900	1,442

Total Food-Miscellaneous/Diversified		1,442

Food-Wholesale/Distribution — 3.0%
Sysco	28,100	1,033

Total Food-Wholesale/Distribution		1,033

Insurance Brokers — 1.9%
Marsh & McLennan	22,200	681

Total Insurance Brokers		681

Internet Security — 3.1%
Symantec*	52,381	1,092

Total Internet Security		1,092

Description	Shares	Value (000)
Medical Instruments — 3.5%
Medtronic	23,000	$1,231

Total Medical Instruments		1,231

Medical-Drugs — 4.1%
Pfizer	26,800	694
Wyeth	14,300	728

Total Medical-Drugs		1,422

Metal-Aluminum — 2.8%
Alcoa	32,700	981

Total Metal-Aluminum		981

Multi-Line Insurance — 5.5%
Hartford Financial Services Group	8,000	747
XL Capital, Cl A	16,500	1,188

Total Multi-Line Insurance		1,935

Networking Products — 2.9%
Cisco Systems*	37,000	1,011

Total Networking Products		1,011

Non-Hazardous Waste Disposal — 1.4%
Waste Management	13,500	496

Total Non-Hazardous Waste Disposal		496

Pipelines — 2.7%
El Paso	61,700	943

Total Pipelines		943

Property/Casualty Insurance — 2.8%
St. Paul Travelers	18,100	972

Total Property/Casualty Insurance		972

Reinsurance — 2.8%
Berkshire Hathaway, Cl A*	9	990

Total Reinsurance		990

Retail-Drug Store — 2.2%
CVS	25,090	776

Total Retail-Drug Store		776

Semiconductor Components-Integrated Circuits — 3.0%
Maxim Integrated Products	33,970	1,040

Total Semiconductor Components-Integrated Circuits		1,040

Semiconductor Equipment — 1.7%
Applied Materials	33,100	611

Total Semiconductor Equipment		611

Wireless Equipment — 2.2%
Nokia ADR	37,600	764

Total Wireless Equipment		764

Total Common Stock (Cost $29,307)		33,311

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Focused Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 4.2%
Morgan Stanley 5.05%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $1,471,144 (collateralized by a U.S. Government obligation, par value $4,094,785, 6.375%, 08/15/27, total market value $1,499,428) (A)	$1,470	$1,470

Total Repurchase Agreement (Cost $1,470)		1,470

Total Investments — 99.3% (Cost $30,777) †		34,781

Other Assets and Liabilities, Net — 0.7%		234

Net Assets — 100.0%		$35,015

* Non-income producing security.

(A) — Tri-party repurchase agreement

ADR — American Depositary Receipt
Cl — Class

Cost figures are shown with “000’s” omitted.
† At December 31, 2006, the tax basis cost of the Fund's investments was $30,811 (000), and the unrealized appreciation and depreciation were $4,063 (000) and $(93) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.6%
Advanced Materials/Products — 0.2%
Ceradyne*	23,150	$1,308

Total Advanced Materials/Products		1,308

Advertising Sales — 0.3%
Focus Media Holding ADR*	23,060	1,531

Total Advertising Sales		1,531

Agricultural Chemicals — 0.6%
Agrium	43,950	1,384
Syngenta ADR	56,525	2,099

Total Agricultural Chemicals		3,483

Agricultural Operations — 0.3%
Bunge	23,340	1,692

Total Agricultural Operations		1,692

Airlines — 1.0%
Continental Airlines, Cl B*	77,021	3,177
US Airways Group*	41,670	2,244

Total Airlines		5,421

Apparel Manufacturers — 2.3%
Coach*	137,863	5,923
Guess?*	54,250	3,441
Polo Ralph Lauren	42,290	3,284

Total Apparel Manufacturers		12,648

Auction House/Art Dealer — 0.4%
Sotheby's	72,025	2,234

Total Auction House/Art Dealer		2,234

Audio/Video Products — 0.6%
Harman International	33,340	3,331

Total Audio/Video Products		3,331

Auto-Medium & Heavy Duty Trucks — 0.9%
Oshkosh Truck	105,650	5,116

Total Auto-Medium & Heavy Duty Trucks		5,116

Batteries/Battery Systems — 0.2%
Energy Conversion Devices*	37,649	1,279

Total Batteries/Battery Systems		1,279

Beverages-Non-Alcoholic — 0.3%
Hansen Natural*	44,880	1,512

Total Beverages-Non-Alcoholic		1,512

Beverages-Wine/Spirits — 0.8%
Constellation Brands, Cl A*	148,350	4,305

Total Beverages-Wine/Spirits		4,305

Description	Shares	Value (000)
Building-Residential/Commercial — 1.1%
KB Home	51,925	$2,663
Pulte Homes	95,550	3,164

Total Building-Residential/Commercial		5,827

Casino Hotels — 0.9%
Wynn Resorts*	50,690	4,757

Total Casino Hotels		4,757

Casino Services — 1.2%
International Game Technology	145,150	6,706

Total Casino Services		6,706

Cellular Telecommunications — 2.0%
Leap Wireless International*	25,887	1,540
NII Holdings*	142,630	9,191

Total Cellular Telecommunications		10,731

Commercial Banks Non-US — 0.7%
HDFC Bank ADR	47,975	3,621

Total Commercial Banks Non-US		3,621

Commercial Banks-Southern US — 0.8%
Compass Bancshares	57,450	3,427
Synovus Financial	26,280	810

Total Commercial Banks-Southern US		4,237

Commercial Services-Finance — 1.1%
Euronet Worldwide*	50,650	1,504
Wright Express*	138,950	4,331

Total Commercial Services-Finance		5,835

Computer Services — 1.4%
Cognizant Technology Solutions, Cl A*	62,751	4,842
SRA International, Cl A*	102,625	2,744

Total Computer Services		7,586

Computer Software — 0.8%
Blackbaud	164,050	4,265

Total Computer Software		4,265

Computers-Memory Devices — 1.1%
Isilon Systems*	40,060	1,106
Network Appliance*	85,340	3,352
SanDisk*	31,330	1,348

Total Computers-Memory Devices		5,806

Computers-Peripheral Equipment — 0.7%
Logitech International*	124,400	3,557

Total Computers-Peripheral Equipment		3,557

Consumer Products-Miscellaneous — 0.5%
Jarden*	85,025	2,958

Total Consumer Products-Miscellaneous		2,958

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Containers-Metal/Glass — 0.2%
Owens-Illinois*	72,700	$1,341

Total Containers-Metal/Glass		1,341

Data Processing/Management — 1.4%
Fiserv*	66,130	3,467
NAVTEQ*	44,650	1,561
Paychex	68,130	2,694

Total Data Processing/Management		7,722

Diagnostic Equipment — 0.5%
Cytyc*	89,150	2,523

Total Diagnostic Equipment		2,523

Dialysis Centers — 0.8%
DaVita*	76,000	4,323

Total Dialysis Centers		4,323

Diversified Manufacturing Operations — 0.8%
Harsco	26,730	2,034
Roper Industries	45,490	2,286

Total Diversified Manufacturing Operations		4,320

E-Commerce/Products — 0.8%
Nutri/System*	70,630	4,477

Total E-Commerce/Products		4,477

E-Commerce/Services — 0.3%
Ctrip.com International ADR*	27,300	1,706

Total E-Commerce/Services		1,706

E-Marketing/Information — 1.2%
aQuantive*	201,530	4,970
Digital River*	31,610	1,763

Total E-Marketing/Information		6,733

Electric Products-Miscellaneous — 0.5%
Ametek	87,300	2,780

Total Electric Products-Miscellaneous		2,780

Electric-Integrated — 1.1%
Entergy	27,000	2,493
Northeast Utilities	118,025	3,323

Total Electric-Integrated		5,816

Electric-Transmission — 0.7%
ITC Holdings	98,300	3,922

Total Electric-Transmission		3,922

Electronic Components-Semiconductors — 2.7%
Altera*	125,760	2,475
MEMC Electronic Materials*	62,320	2,439
Microchip Technology	78,250	2,559
Nvidia*	127,470	4,718
QLogic*	104,070	2,281

Total Electronic Components-Semiconductors		14,472

Description	Shares	Value (000)
Electronics-Military — 1.2%
L-3 Communications Holdings	76,700	$6,273

Total Electronics-Military		6,273

Engineering/R&D Services — 2.6%
EMCOR Group*	107,500	6,111
McDermott International*	157,682	8,020

Total Engineering/R&D Services		14,131

Entertainment Software — 1.0%
Activision*	150,230	2,590
Electronic Arts*	51,660	2,602

Total Entertainment Software		5,192

Fiduciary Banks — 0.5%
Northern Trust	46,540	2,824

Total Fiduciary Banks		2,824

Finance-Investment Banker/Broker — 1.2%
Greenhill	26,000	1,919
TD Ameritrade Holding*	279,515	4,522

Total Finance-Investment Banker/Broker		6,441

Finance-Other Services — 1.8%
Chicago Mercantile Exchange Holdings, Cl A	8,025	4,091
IntercontinentalExchange*	33,740	3,641
Nasdaq Stock Market*	64,680	1,991

Total Finance-Other Services		9,723

Financial Guarantee Insurance — 0.8%
PMI Group	89,975	4,244

Total Financial Guarantee Insurance		4,244

Food-Baking — 0.7%
Flowers Foods	138,100	3,727

Total Food-Baking		3,727

Food-Confectionery — 0.6%
WM Wrigley Jr.	66,350	3,432

Total Food-Confectionery		3,432

Food-Miscellaneous/Diversified — 0.3%
McCormick	42,980	1,657

Total Food-Miscellaneous/Diversified		1,657

Food-Wholesale/Distribution — 0.7%
United Natural Foods*	100,525	3,611

Total Food-Wholesale/Distribution		3,611

Funeral Services & Related Items — 0.5%
Service Corp International	284,225	2,913

Total Funeral Services & Related Items		2,913

Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment*	39,940	1,324

Total Gambling (Non-Hotel)		1,324

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Gas-Distribution — 0.6%
New Jersey Resources	62,200	$3,022

Total Gas-Distribution		3,022

Hazardous Waste Disposal — 1.1%
Stericycle*	78,050	5,893

Total Hazardous Waste Disposal		5,893

Hotels & Motels — 0.9%
Hilton Hotels	139,100	4,855

Total Hotels & Motels		4,855

Human Resources — 0.6%
Monster Worldwide*	66,570	3,105

Total Human Resources		3,105

Industrial Gases — 1.2%
Airgas	90,150	3,653
Praxair	50,350	2,987

Total Industrial Gases		6,640

Instruments-Controls — 0.6%
Thermo Fisher Scientific*	77,640	3,516

Total Instruments-Controls		3,516

Instruments-Scientific — 0.4%
Applera - Applied Biosystems Group	60,660	2,226

Total Instruments-Scientific		2,226

Internet Infrastructure Software — 2.2%
Akamai Technologies*	138,990	7,383
F5 Networks*	62,870	4,666

Total Internet Infrastructure Software		12,049

Internet Security — 0.3%
VeriSign*	67,740	1,629

Total Internet Security		1,629

Internet Telephony — 0.8%
j2 Global Communications*	158,325	4,314

Total Internet Telephony		4,314

Investment Management/Advisory Services — 3.0%
Affiliated Managers Group*	74,530	7,835
Blackrock	24,625	3,741
T Rowe Price Group	106,690	4,670

Total Investment Management/Advisory Services		16,246

Lasers-Systems/Components — 0.5%
Cymer*	55,870	2,455

Total Lasers-Systems/Components		2,455

Leisure & Recreational Products — 0.5%
WMS Industries*	75,660	2,637

Total Leisure & Recreational Products		2,637

Description	Shares	Value (000)
Machinery-Pumps — 0.5%
Graco	67,250	$2,664

Total Machinery-Pumps		2,664

Medical Instruments — 1.0%
Intuitive Surgical*	26,520	2,543
St. Jude Medical*	61,260	2,240
Techne*	12,600	699

Total Medical Instruments		5,482

Medical Labs & Testing Services — 0.6%
Laboratory Corp of America Holdings*	47,200	3,468

Total Medical Labs & Testing Services		3,468

Medical Products — 0.3%
Henry Schein*	28,180	1,380

Total Medical Products		1,380

Medical-Biomedical/Genetic — 1.9%
Alexion Pharmaceuticals*	42,780	1,728
Celgene*	85,370	4,911
Medimmune*	62,110	2,011
Nektar Therapeutics*	41,450	630
Vertex Pharmaceuticals*	34,300	1,284

Total Medical-Biomedical/Genetic		10,564

Medical-Drugs — 2.6%
Allergan	34,790	4,166
Forest Laboratories*	52,510	2,657
Medicis Pharmaceutical, Cl A	37,350	1,312
New River Pharmaceuticals*	25,890	1,417
Sepracor*	25,420	1,565
Shire ADR	50,030	3,090

Total Medical-Drugs		14,207

Metal Processors & Fabricators — 0.8%
Precision Castparts	55,150	4,317

Total Metal Processors & Fabricators		4,317

Metal-Copper — 1.1%
Phelps Dodge	49,525	5,929

Total Metal-Copper		5,929

Networking Products — 0.7%
Polycom*	114,110	3,527

Total Networking Products		3,527

Oil & Gas Drilling — 1.1%
Helmerich & Payne	73,750	1,804
Noble	25,750	1,961
Precision Drilling Trust	94,200	2,182

Total Oil & Gas Drilling		5,947

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Oil Companies-Exploration & Production — 2.6%
Chesapeake Energy	108,900	$3,163
Quicksilver Resources*	39,920	1,461
Range Resources	140,310	3,853
Southwestern Energy*	32,550	1,141
XTO Energy	95,300	4,484

Total Oil Companies-Exploration & Production		14,102

Oil Field Machinery & Equipment — 1.8%
Cameron International*	49,770	2,640
National Oilwell Varco*	119,305	7,299

Total Oil Field Machinery & Equipment		9,939

Oil-Field Services — 1.9%
Oil States International*	55,750	1,797
Smith International	77,060	3,165
Superior Energy Services*	94,220	3,079
Weatherford International*	48,850	2,041

Total Oil-Field Services		10,082

Physical Therapy/Rehabilitation Centers — 1.0%
Psychiatric Solutions*	148,730	5,580

Total Physical Therapy/Rehabilitation Centers		5,580

Pipelines — 1.7%
Equitable Resources	130,550	5,451
Questar	16,210	1,346
Williams	94,290	2,463

Total Pipelines		9,260

Printing-Commercial — 0.4%
VistaPrint*	71,080	2,353

Total Printing-Commercial		2,353

Property/Casualty Insurance — 0.8%
Arch Capital Group*	18,770	1,269
ProAssurance*	65,300	3,260

Total Property/Casualty Insurance		4,529

Racetracks — 1.1%
Penn National Gaming*	139,700	5,814

Total Racetracks		5,814

Real Estate Management/Services — 1.2%
CB Richard Ellis Group, Cl A*	94,800	3,147
Jones Lang LaSalle	38,675	3,565

Total Real Estate Management/Services		6,712

REITs-Diversified — 1.3%
Global Signal	85,825	4,520
iStar Financial	54,350	2,599

Total REITs-Diversified		7,119

REITs-Mortgage — 0.6%
American Home Mortgage Investment	94,350	3,314

Total REITs-Mortgage		3,314

Description	Shares	Value (000)
REITs-Regional Malls — 0.3%
Macerich	16,170	$1,400

Total REITs-Regional Malls		1,400

Research & Development — 0.4%
Pharmaceutical Product Development	71,900	2,317

Total Research & Development		2,317

Respiratory Products — 1.0%
Resmed*	112,125	5,519

Total Respiratory Products		5,519

Retail-Apparel/Shoe — 1.4%
Children's Place*	26,520	1,684
JOS A Bank Clothiers*	91,675	2,691
Under Armour, Cl A*	58,400	2,946

Total Retail-Apparel/Shoe		7,321

Retail-Automobile — 0.6%
United Auto Group	133,525	3,147

Total Retail-Automobile		3,147

Retail-Computer Equipment — 1.3%
GameStop, Cl A*	130,380	7,185

Total Retail-Computer Equipment		7,185

Retail-Gardening Products — 0.5%
Tractor Supply*	61,700	2,759

Total Retail-Gardening Products		2,759

Retail-Jewelry — 0.6%
Tiffany	76,625	3,007

Total Retail-Jewelry		3,007

Retail-Major Department Store — 0.7%
J.C. Penney	46,560	3,602

Total Retail-Major Department Store		3,602

Retail-Sporting Goods — 0.8%
Dick's Sporting Goods*	90,975	4,457

Total Retail-Sporting Goods		4,457

Semiconductor Components-Integrated Circuits — 0.4%
Integrated Device Technology*	155,140	2,402

Total Semiconductor Components-Integrated Circuits		2,402

Semiconductor Equipment — 2.4%
Formfactor*	63,550	2,367
Kla-Tencor	99,590	4,955
Varian Semiconductor Equipment Associates*	76,410	3,478
Veeco Instruments*	110,675	2,073

Total Semiconductor Equipment		12,873

4	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Steel-Specialty — 0.4%
Allegheny Technologies	25,460	$2,309

Total Steel-Specialty		2,309

Storage/Warehousing — 0.7%
Mobile Mini*	140,750	3,792

Total Storage/Warehousing		3,792

Telecommunications Equipment — 0.7%
CommScope*	117,025	3,567

Total Telecommunications Equipment		3,567

Telecommunications Equipment-Fiber Optics — 0.4%
JDS Uniphase*	117,432	1,956

Total Telecommunications Equipment-Fiber Optics		1,956

Transport-Marine — 0.8%
American Commercial Lines*	69,350	4,543

Total Transport-Marine		4,543

Transport-Rail — 0.4%
CSX	56,100	1,931

Total Transport-Rail		1,931

Transport-Services — 0.4%
CH Robinson Worldwide	51,600	2,110

Total Transport-Services		2,110

Transport-Truck — 0.5%
Old Dominion Freight Line*	106,700	2,568

Total Transport-Truck		2,568

Veterinary Diagnostics — 0.9%
VCA Antech*	144,925	4,665

Total Veterinary Diagnostics		4,665

Wire & Cable Products — 1.1%
General Cable*	137,465	6,009

Total Wire & Cable Products		6,009

Wireless Equipment — 1.2%
American Tower, Cl A*	112,100	4,179
Crown Castle International*	73,280	2,367

Total Wireless Equipment		6,546

X-Ray Equipment — 0.7%
Hologic*	81,375	3,847

Total X-Ray Equipment		3,847

Total Common Stock (Cost $461,290)		540,081

Description	Shares/Face Amount (000)	Value (000)
Investment Company — 0.3%
Index Fund-Midcap — 0.3%
Midcap SPDR Trust Series 1	10,175	$1,493

Total Investment Company (Cost $1,526)		1,493

Repurchase Agreement — 0.3%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $1,846,423 (collateralized by various U.S. Government obligations, ranging in par value from $235,000 - $1,665,000, 0.00%, 02/23/07 - 03/30/07, total market value $1,883,625) (A)	$1,845	1,845

Total Repurchase Agreement (Cost $1,845)		1,845

Total Investments — 100.2% (Cost $464,661) †		543,419

Other Assets and Liabilities, Net — (0.2)%		(992)

Net Assets — 100.0%		$542,427

* Non-income producing security.

(A) — Tri-party repurchase agreement

ADR — American Depositary Receipt
Cl — Class
REITs — Real Estate Investment Trusts
R&D — Research & Development
SPDR — Standard & Poor's Depositary Receipt

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $464,661 (000) and the unrealized appreciation and depreciation were $ 92,034 (000) and $(13,276) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

5	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Heitman REIT Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.3%
Hotels & Motels — 1.2%
Starwood Hotels & Resorts Worldwide	45,900	$2,869

Total Hotels & Motels		2,869

REITs-Apartments — 21.2%
Archstone-Smith Trust	199,300	11,601
AvalonBay Communities	84,100	10,937
BRE Properties, Cl A	71,900	4,675
Camden Property Trust	57,900	4,276
Equity Residential	210,300	10,673
GMH Communities Trust	235,000	2,385
United Dominion Realty Trust	202,600	6,441

Total REITs-Apartments		50,988

REITs-Diversified — 10.1%
Digital Realty Trust	137,800	4,717
PS Business Parks	54,400	3,847
Vornado Realty Trust	129,700	15,758

Total REITs-Diversified		24,322

REITs-Hotels — 7.6%
DiamondRock Hospitality	4,000	72
Host Hotels & Resorts	468,230	11,495
LaSalle Hotel Properties	83,700	3,838
Sunstone Hotel Investors	105,400	2,817

Total REITs-Hotels		18,222

REITs-Manufactured Homes — 1.1%
Equity Lifestyle Properties	47,000	2,558

Total REITs-Manufactured Homes		2,558

REITs-Office Property — 18.2%
Alexandria Real Estate Equities	72,600	7,289
Boston Properties	102,000	11,412
Corporate Office Properties Trust	115,300	5,819
Kilroy Realty	55,400	4,321
Mack-Cali Realty	92,300	4,707
SL Green Realty	76,900	10,211

Total REITs-Office Property		43,759

REITs-Regional Malls — 14.7%
Macerich	89,400	7,739
Simon Property Group	222,400	22,527
Taubman Centers	99,600	5,067

Total REITs-Regional Malls		35,333

Description	Shares/Face Amount (000)	Value (000)
REITs-Shopping Centers — 12.9%
Developers Diversified Realty	126,500	$7,963
Federal Realty Investment Trust	68,900	5,856
Kimco Realty	199,600	8,972
Regency Centers	106,200	8,302

Total REITs-Shopping Centers		31,093

REITs-Storage — 5.3%
Public Storage	101,200	9,867
U-Store-It Trust	139,300	2,862

Total REITs-Storage		12,729

REITs-Warehouse/Industrial — 7.0%
EastGroup Properties	63,100	3,380
Prologis	221,180	13,441

Total REITs-Warehouse/Industrial		16,821

Total Common Stock (Cost $165,449)		238,694

Repurchase Agreement — 0.0%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $63,780 (collateralized by various U.S. Government obligations, ranging in par value from $1,000 - $85,000, 0.00% - 2.375%, 08/08/12 – 01/15/25, total market value $65,833) (A)	$ 64	64

Total Repurchase Agreement (Cost $64)		64

Total Investments — 99.3% (Cost $165,513) †		238,758

Other Assets and Liabilities, Net — 0.7%		1,667

Net Assets — 100.0%		$240,425

(A) — Tri-party repurchase agreement

Cl — Class

REITs — Real Estate Investment Trusts

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $165,555 (000), and the unrealized appreciation and

   depreciation were $ 74,127 (000) and $(924) (000),

   respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

  1                                                                                                                 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.0%
Applications Software — 3.0%
Microsoft	236,250	$7,054

Total Applications Software		7,054

Beverages-Non-Alcoholic — 3.0%
Coca-Cola	147,700	7,126

Total Beverages-Non-Alcoholic		7,126

Cable TV — 1.3%
Comcast, Cl A*	76,800	3,216

Total Cable TV		3,216

Chemicals-Diversified — 3.5%
E.I. du Pont de Nemours	172,270	8,391

Total Chemicals-Diversified		8,391

Computers — 2.6%
Dell*	247,950	6,221

Total Computers		6,221

Computers-Memory Devices — 3.3%
EMC*	592,950	7,827

Total Computers-Memory Devices		7,827

Cosmetics & Toiletries — 1.1%
Avon Products	78,800	2,604

Total Cosmetics & Toiletries		2,604

Data Processing/Management — 3.1%
Automatic Data Processing	149,700	7,373

Total Data Processing/Management		7,373

Diversified Manufacturing Operations — 8.8%
3M	91,600	7,138
General Electric	247,500	9,210
Tyco International	147,500	4,484

Total Diversified Manufacturing Operations		20,832

Electric-Integrated — 2.2%
Dominion Resources	61,500	5,156

Total Electric-Integrated		5,156

Electronic Components-Semiconductors — 1.0%
Texas Instruments	80,100	2,307

Total Electronic Components-Semiconductors		2,307

Finance-Investment Banker/Broker — 2.5%
Morgan Stanley	74,200	6,042

Total Finance-Investment Banker/Broker		6,042

Food-Miscellaneous/Diversified — 2.4%
Unilever	208,350	5,678

Total Food-Miscellaneous/Diversified		5,678

Description	Shares	Value (000)
Food-Wholesale/Distribution — 2.8%
Sysco	179,151	$6,586

Total Food-Wholesale/Distribution		6,586

Insurance Brokers — 2.0%
Marsh & McLennan	155,050	4,754

Total Insurance Brokers		4,754

Internet Security — 2.6%
Symantec*	293,167	6,113

Total Internet Security		6,113

Medical Instruments — 5.1%
Boston Scientific*	314,900	5,410
Medtronic	124,800	6,678

Total Medical Instruments		12,088

Medical-Biomedical/Genetic — 1.5%
Amgen*	52,000	3,552

Total Medical-Biomedical/Genetic		3,552

Medical-Drugs — 4.3%
Pfizer	191,790	4,967
Wyeth	104,550	5,324

Total Medical-Drugs		10,291

Medical-Generic Drugs — 0.7%
Teva Pharmaceutical Industries ADR	55,500	1,725

Total Medical-Generic Drugs		1,725

Metal-Aluminum — 3.0%
Alcoa	236,300	7,091

Total Metal-Aluminum		7,091

Multi-Line Insurance — 8.1%
American International Group	105,800	7,582
Hartford Financial Services Group	56,750	5,295
XL Capital, Cl A	89,750	6,464

Total Multi-Line Insurance		19,341

Networking Products — 3.0%
Cisco Systems*	258,150	7,055

Total Networking Products		7,055

Non-Hazardous Waste Disposal — 1.4%
Waste Management	88,850	3,267

Total Non-Hazardous Waste Disposal		3,267

Oil Companies-Integrated — 2.2%
ConocoPhillips	72,200	5,195

Total Oil Companies-Integrated		5,195

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Paper & Related Products — 0.6%
International Paper	45,900	$1,565

Total Paper & Related Products		1,565

Pipelines — 2.7%
El Paso	413,450	6,317

Total Pipelines		6,317

Property/Casualty Insurance — 2.7%
St. Paul Travelers	117,800	6,325

Total Property/Casualty Insurance		6,325

Reinsurance — 2.3%
Berkshire Hathaway, Cl A*	49	5,389

Total Reinsurance		5,389

Retail-Building Products — 1.7%
Lowe's	128,650	4,007

Total Retail-Building Products		4,007

Retail-Discount — 1.2%
Wal-Mart Stores	64,150	2,962

Total Retail-Discount		2,962

Retail-Drug Store — 2.3%
CVS	174,850	5,405

Total Retail-Drug Store		5,405

Semiconductor Components-Integrated Circuits — 0.9%
Maxim Integrated Products	74,500	2,281

Total Semiconductor Components-Integrated Circuits		2,281

Semiconductor Equipment — 1.9%
Applied Materials	240,400	4,435

Total Semiconductor Equipment		4,435

Super-Regional Banks-US — 2.0%
Bank of America	87,500	4,672

Total Super-Regional Banks-US		4,672

Telecommunications Equipment — 1.6%
Alcatel-Lucent ADR	275,254	3,914

Total Telecommunications Equipment		3,914

Wireless Equipment — 4.6%
Nokia ADR	212,500	4,318
Qualcomm	173,050	6,541

Total Wireless Equipment		10,859

Total Common Stock (Cost $213,222)		235,016

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 1.1%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $2,561,236 (collateralized by a U.S. Government obligation, par value $2,620,000, 4.875%, 11/20/08, total market value $2,627,287) (A)	$2,560	$2,560

Total Repurchase Agreement (Cost $2,560)		2,560

Total Investments — 100.1% (Cost $215,782) †		237,576

Other Assets and Liabilities, Net — (0.1)%		(248)

Net Assets — 100.0%		$237,328

* Non-income producing security.

(A) — Tri-party repurchase agreement

ADR — American Depositary Receipt

Cl — Class

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $216,207 (000), and the unrealized appreciation and depreciation were $22,438 (000) and $(1,069) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

  2 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.9%
Agricultural Chemicals — 0.7%
Monsanto	12,130	$637

Total Agricultural Chemicals		637

Agricultural Operations — 0.9%
Archer-Daniels-Midland	25,110	802

Total Agricultural Operations		802

Airlines — 0.6%
UAL*	12,200	537

Total Airlines		537

Apparel Manufacturers — 2.1%
Coach*	11,580	498
Polo Ralph Lauren	18,300	1,421

Total Apparel Manufacturers		1,919

Applications Software — 0.4%
Salesforce.com*	10,350	377

Total Applications Software		377

Audio/Video Products — 0.3%
Harman International	2,570	257

Total Audio/Video Products		257

Beverages-Non-Alcoholic — 2.4%
PepsiCo	34,740	2,173

Total Beverages-Non-Alcoholic		2,173

Cable TV — 1.0%
Comcast, Cl A*	20,360	862

Total Cable TV		862

Casino Hotels — 0.6%
Las Vegas Sands*	5,840	523

Total Casino Hotels		523

Casino Services — 0.7%
International Game Technology	13,940	644

Total Casino Services		644

Cellular Telecommunications — 1.6%
Leap Wireless International*	8,750	520
NII Holdings*	14,710	948

Total Cellular Telecommunications		1,468

Computers — 5.4%
Apple*	24,420	2,072
Dell*	20,100	504
Hewlett-Packard	46,900	1,932
Sun Microsystems*	59,800	324

Total Computers		4,832

Computers-Memory Devices — 0.3%
SanDisk*	5,570	240

Total Computers-Memory Devices		240

Description	Shares	Value (000)
Cosmetics & Toiletries — 2.1%
Colgate-Palmolive	8,590	$560
Procter & Gamble	21,140	1,359

Total Cosmetics & Toiletries		1,919

Data Processing/Management — 1.5%
Fiserv*	7,960	417
Global Payments	11,670	541
NAVTEQ*	11,300	395

Total Data Processing/Management		1,353

Diversified Manufacturing Operations — 2.9%
General Electric	60,335	2,245
Roper Industries	7,380	371

Total Diversified Manufacturing Operations		2,616

E-Commerce/Products — 0.2%
Nutri/System*	3,480	221

Total E-Commerce/Products		221

E-Marketing/Information — 0.6%
aQuantive*	21,900	540

Total E-Marketing/Information		540

Electric Products-Miscellaneous — 1.6%
Emerson Electric	33,700	1,486

Total Electric Products-Miscellaneous		1,486

Electronic Components-Semiconductors — 1.6%
Broadcom, Cl A*	13,630	440
Nvidia*	12,230	453
Texas Instruments	19,880	573

Total Electronic Components-Semiconductors		1,466

Energy-Alternate Sources — 0.6%
Covanta Holding*	8,880	196
Sunpower, Cl A*	9,230	343

Total Energy-Alternate Sources		539

Engineering/R&D Services — 1.3%
Foster Wheeler*	21,000	1,158

Total Engineering/R&D Services		1,158

Entertainment Software — 0.4%
Electronic Arts*	7,100	358

Total Entertainment Software		358

Fiduciary Banks — 1.1%
Mellon Financial	23,960	1,010

Total Fiduciary Banks		1,010

Finance-Credit Card — 1.1%
American Express	17,050	1,034

Total Finance-Credit Card		1,034

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Finance-Investment Banker/Broker — 4.6%
Charles Schwab	50,310	$973
Goldman Sachs Group	10,940	2,181
UBS	16,210	978

Total Finance-Investment Banker/Broker		4,132

Finance-Other Services — 3.3%
Chicago Mercantile Exchange Holdings, Cl A	4,240	2,161
IntercontinentalExchange*	4,820	520
Nasdaq Stock Market*	10,970	338

Total Finance-Other Services		3,019

Food-Confectionery — 1.6%
WM Wrigley Jr.	27,200	1,407

Total Food-Confectionery		1,407

Instruments-Controls — 0.5%
Thermo Fisher Scientific*	10,560	478

Total Instruments-Controls		478

Instruments-Scientific — 0.5%
Applera - Applied Biosystems Group	11,600	426

Total Instruments-Scientific		426

Internet Infrastructure Software — 0.4%
Akamai Technologies*	6,620	352

Total Internet Infrastructure Software		352

Internet Security — 1.1%
Checkfree*	23,800	956

Total Internet Security		956

Investment Management/Advisory Services — 1.0%
T Rowe Price Group	19,880	870

Total Investment Management/Advisory Services		870

Machinery-Farm — 2.5%
Deere	23,280	2,213

Total Machinery-Farm		2,213

Medical Instruments — 0.2%
Intuitive Surgical*	2,030	195

Total Medical Instruments		195

Medical Products — 1.9%
Baxter International	37,430	1,736

Total Medical Products		1,736

Medical-Biomedical/Genetic — 2.3%
Celgene*	8,140	468
Genentech*	5,100	414
Genzyme*	18,700	1,152

Total Medical-Biomedical/Genetic		2,034

Description	Shares	Value (000)
Medical-Drugs — 7.6%
Abbott Laboratories	13,450	$655
Allergan	19,080	2,285
Novartis ADR	6,540	376
Pfizer	46,000	1,191
Roche Holdings ADR	5,610	502
Shire ADR	7,150	442
Wyeth	26,700	1,359

Total Medical-Drugs		6,810

Metal Processors & Fabricators — 0.4%
Precision Castparts	4,910	384

Total Metal Processors & Fabricators		384

Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Cl B	4,830	269

Total Metal-Diversified		269

Multimedia — 0.7%
News, Cl A	30,230	649

Total Multimedia		649

Networking Products — 3.5%
Cisco Systems*	114,830	3,138

Total Networking Products		3,138

Non-Ferrous Metals — 0.3%
Cameco	6,510	263

Total Non-Ferrous Metals		263

Oil & Gas Drilling — 2.6%
Nabors Industries*	52,100	1,551
Rowan	22,700	754

Total Oil & Gas Drilling		2,305

Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum	15,400	670
Southwestern Energy*	38,300	1,342
XTO Energy	17,510	824

Total Oil Companies-Exploration & Production		2,836

Oil Companies-Integrated — 1.9%
Exxon Mobil	5,500	421
Occidental Petroleum	14,060	687
Petroleo Brasileiro ADR*	5,690	586

Total Oil Companies-Integrated		1,694

Oil Field Machinery & Equipment — 1.4%
Cameron International*	11,730	622
National Oilwell Varco*	10,290	630

Total Oil Field Machinery & Equipment		1,252

Oil Refining & Marketing — 1.4%
Valero Energy	25,100	1,284

Total Oil Refining & Marketing		1,284

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Oil-Field Services — 2.7%
Schlumberger	28,410	$1,794
Smith International	16,300	670

Total Oil-Field Services		2,464

Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Cl A*	13,950	463

Total Real Estate Management/Services		463

Reinsurance — 0.4%
PartnerRe	4,600	327

Total Reinsurance		327

Retail-Apparel/Shoe — 1.0%
Under Armour, Cl A*	18,200	918

Total Retail-Apparel/Shoe		918

Retail-Pet Food & Supplies — 1.1%
Petsmart	35,300	1,019

Total Retail-Pet Food & Supplies		1,019

Retail-Restaurants — 2.1%
Starbucks*	54,270	1,922

Total Retail-Restaurants		1,922

Retail-Sporting Goods — 0.5%
Dick's Sporting Goods*	8,800	431

Total Retail-Sporting Goods		431

Semiconductor Equipment — 0.9%
Kla-Tencor	15,780	785

Total Semiconductor Equipment		785

Super-Regional Banks-US — 1.1%
Wells Fargo	28,050	997

Total Super-Regional Banks-US		997

Telecommunications Equipment-Fiber Optics — 1.9%
Corning*	74,800	1,400
JDS Uniphase*	18,036	300

Total Telecommunications Equipment-Fiber Optics		1,700

Telecommunications Services — 0.8%
Time Warner Telecom, Cl A*	36,150	720

Total Telecommunications Services		720

Therapeutics — 2.0%
Gilead Sciences*	27,240	1,769

Total Therapeutics		1,769

Transport-Services — 1.2%
CH Robinson Worldwide	11,520	471
FedEx	5,500	597

Total Transport-Services		1,068

Description	Shares/Face Amount (000)	Value (000)
Water — 0.4%
Aqua America	17,770	$405

Total Water		405

Web Portals/ISP — 3.6%
Google, Cl A*	7,105	3,272

Total Web Portals/ISP		3,272

Wireless Equipment — 3.0%
Crown Castle International*	12,590	407
Nokia ADR	40,360	820
Qualcomm	38,200	1,443

Total Wireless Equipment		2,670

X-Ray Equipment — 1.6%
Hologic*	31,000	1,466

Total X-Ray Equipment		1,466

Total Common Stock (Cost $78,399)		90,069

Repurchase Agreement — 0.3%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $231,220 (collateralized by a U.S. Government obligation, par value $235,000, 5.50%, 06/22/11, total market value $237,087) (A)	$231	231

Total Repurchase Agreement (Cost $231)		231

Total Investments — 100.2% (Cost $78,630) †		90,300

Other Assets and Liabilities, Net — (0.2)%		(222)

Net Assets — 100.0%		$90,078

* Non-income producing security.

(A) — Tri-party repurchase agreement

ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
R&D — Research and Development

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $78,630 (000), and the unrealized appreciation and depreciation were $ 13,798 (000) and $(2,128) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.8%
Agricultural Chemicals — 1.8%
Monsanto	41,130	$2,161

Total Agricultural Chemicals		2,161

Agricultural Operations — 1.1%
Archer-Daniels-Midland	39,680	1,268

Total Agricultural Operations		1,268

Apparel Manufacturers — 2.1%
Coach*	33,860	1,455
Polo Ralph Lauren	14,100	1,095

Total Apparel Manufacturers		2,550

Beverages-Non-Alcoholic — 1.1%
PepsiCo	20,010	1,252

Total Beverages-Non-Alcoholic		1,252

Cable TV — 2.2%
Comcast, Cl A*	60,810	2,574

Total Cable TV		2,574

Casino Hotels — 1.2%
Las Vegas Sands*	15,410	1,379

Total Casino Hotels		1,379

Casino Services — 1.1%
International Game Technology	28,280	1,306

Total Casino Services		1,306

Cellular Telecommunications — 1.8%
NII Holdings*	34,020	2,192

Total Cellular Telecommunications		2,192

Computers — 5.2%
Apple*	39,750	3,372
Hewlett-Packard	69,400	2,859

Total Computers		6,231

Cosmetics & Toiletries — 2.1%
Procter & Gamble	38,020	2,444

Total Cosmetics & Toiletries		2,444

Data Processing/Management — 2.0%
Global Payments	41,430	1,918
NAVTEQ*	14,700	514

Total Data Processing/Management		2,432

Diversified Manufacturing Operations — 2.5%
General Electric	80,640	3,001

Total Diversified Manufacturing Operations		3,001

Description	Shares	Value (000)
E-Commerce/Products — 0.7%
Nutri/System*	12,620	$800

Total E-Commerce/Products		800

Electric Products-Miscellaneous — 2.0%
Emerson Electric	53,700	2,368

Total Electric Products-Miscellaneous		2,368

Electronic Components-Semiconductors — 2.6%
Broadcom, Cl A*	31,070	1,004
Nvidia*	28,630	1,059
Texas Instruments	35,550	1,024

Total Electronic Components-Semiconductors		3,087

Engineering/R&D Services — 1.4%
Foster Wheeler*	30,900	1,704

Total Engineering/R&D Services		1,704

Finance-Investment Banker/Broker — 7.2%
Charles Schwab	135,480	2,620
Goldman Sachs Group	17,040	3,397
UBS	41,200	2,486

Total Finance-Investment Banker/Broker		8,503

Finance-Other Services — 3.5%
Chicago Mercantile Exchange Holdings, Cl A	8,140	4,149

Total Finance-Other Services		4,149

Food-Confectionery — 1.0%
WM Wrigley Jr.	22,800	1,179

Total Food-Confectionery		1,179

Internet Infrastructure Software — 0.8%
Akamai Technologies*	17,110	909

Total Internet Infrastructure Software		909

Internet Security — 1.2%
Checkfree*	35,600	1,430

Total Internet Security		1,430

Machinery-Farm — 2.5%
Deere	31,000	2,947

Total Machinery-Farm		2,947

Medical Instruments — 1.0%
Intuitive Surgical*	12,220	1,172

Total Medical Instruments		1,172

Medical Products — 2.6%
Baxter International	66,800	3,099

Total Medical Products		3,099

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Medical-Biomedical/Genetic — 1.0%
Genzyme*	19,700	$1,213

Total Medical-Biomedical/Genetic		1,213

Medical-Drugs — 5.9%
Allergan	37,050	4,436
Pfizer	78,300	2,028
Wyeth	11,700	596

Total Medical-Drugs		7,060

Networking Products — 4.6%
Cisco Systems*	201,420	5,505

Total Networking Products		5,505

Oil & Gas Drilling — 2.2%
Nabors Industries*	67,500	2,010
Rowan	17,200	571

Total Oil & Gas Drilling		2,581

Oil Companies-Exploration & Production — 4.9%
Anadarko Petroleum	23,600	1,027
Southwestern Energy*	79,100	2,773
XTO Energy	43,960	2,068

Total Oil Companies-Exploration & Production		5,868

Oil Companies-Integrated — 1.4%
Occidental Petroleum	34,550	1,687

Total Oil Companies-Integrated		1,687

Oil Field Machinery & Equipment — 1.7%
Cameron International*	38,110	2,022

Total Oil Field Machinery & Equipment		2,022

Oil Refining & Marketing — 1.5%
Valero Energy	35,200	1,801

Total Oil Refining & Marketing		1,801

Oil-Field Services — 2.2%
Schlumberger	27,200	1,718
Smith International	21,400	879

Total Oil-Field Services		2,597

Real Estate Management/Services — 1.4%
CB Richard Ellis Group, Cl A*	50,290	1,670

Total Real Estate Management/Services		1,670

Retail-Apparel/Shoe — 1.0%
Under Armour, Cl A*	23,400	1,180

Total Retail-Apparel/Shoe		1,180

Retail-Pet Food & Supplies — 1.0%
Petsmart	41,100	1,186

Total Retail-Pet Food & Supplies		1,186

Description	Shares	Value (000)
Retail-Restaurants — 1.9%
Starbucks*	62,600	$2,217

Total Retail-Restaurants		2,217

Retail-Sporting Goods — 0.6%
Dick's Sporting Goods*	14,500	710

Total Retail-Sporting Goods		710

Semiconductor Equipment — 1.2%
Kla-Tencor	29,496	1,467

Total Semiconductor Equipment		1,467

Telecommunications Equipment-Fiber Optics — 2.1%
Corning*	134,600	2,518

Total Telecommunications Equipment-Fiber Optics		2,518

Therapeutics — 2.4%
Gilead Sciences*	42,990	2,791

Total Therapeutics		2,791

Transport-Services — 2.0%
CH Robinson Worldwide	32,830	1,343
FedEx	9,200	999

Total Transport-Services		2,342

Web Portals/ISP — 4.3%
Google, Cl A*	11,110	5,116

Total Web Portals/ISP		5,116

Wireless Equipment — 3.4%
Crown Castle International*	35,100	1,133
Nokia ADR	30,800	626
Qualcomm	60,700	2,294

Total Wireless Equipment		4,053

X-Ray Equipment — 2.4%
Hologic*	61,000	2,884

Total X-Ray Equipment		2,884

Total Common Stock (Cost $104,344)		118,605

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 0.7%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $855,022 (collateralized by a U.S. Government obligation, par value $865,000, 5.50%, 06/22/11, total market value $872,681) (A)	$855	$855

Total Repurchase Agreement (Cost $855)		855

Total Investments — 100.5% (Cost $105,199) †		119,460

Other Assets and Liabilities, Net — (0.5)%		(561)

Net Assets — 100.0%		$118,899

* Non-income producing security.

(A) — Tri-party repurchase agreement

ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
R&D — Research and Development

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $105,199 (000), and the unrealized appreciation and depreciation were $16,735 (000) and $(2,474) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 100.0%
Advertising Services — 1.1%
Getty Images*	76,620	$3,281

Total Advertising Services		3,281

Aerospace/Defense-Equipment — 2.0%
Goodrich	123,550	5,628

Total Aerospace/Defense-Equipment		5,628

Agricultural Operations — 0.2%
Tejon Ranch*	10,880	608

Total Agricultural Operations		608

Airlines — 1.3%
UAL*	86,790	3,819

Total Airlines		3,819

Applications Software — 4.6%
Citrix Systems*	233,230	6,309
Nuance Communications*	261,950	3,002
Satyam Computer Services ADR	158,630	3,808

Total Applications Software		13,119

Building-Heavy Construction — 0.8%
Washington Group International*	36,590	2,188

Total Building-Heavy Construction		2,188

Casino Hotels — 0.1%
Melco PBL Entertainment Macau ADR*	9,030	192

Total Casino Hotels		192

Coal — 0.6%
Arch Coal	55,810	1,676

Total Coal		1,676

Commercial Services — 1.8%
ChoicePoint*	129,840	5,113

Total Commercial Services		5,113

Commercial Services-Finance — 1.0%
H&R Block	127,290	2,933

Total Commercial Services-Finance		2,933

Computer Services — 0.8%
Unisys*	284,900	2,234

Total Computer Services		2,234

Computers-Peripheral Equipment — 0.5%
Logitech International*	50,750	1,451

Total Computers-Peripheral Equipment		1,451

Description	Shares	Value (000)
Data Processing/Management — 1.8%
Dun & Bradstreet*	27,820	$2,303
Fair Isaac	28,540	1,160
NAVTEQ*	45,280	1,584

Total Data Processing/Management		5,047

Dialysis Centers — 1.0%
DaVita*	52,210	2,970

Total Dialysis Centers		2,970

Diversified Manufacturing Operations — 1.6%
Dover	80,050	3,924
Trinity Industries	19,320	680

Total Diversified Manufacturing Operations		4,604

E-Commerce/Services — 2.4%
Expedia*	322,580	6,768

Total E-Commerce/Services		6,768

Electronic Components-Miscellaneous — 1.4%
Flextronics International*	338,430	3,885

Total Electronic Components-Miscellaneous		3,885

Electronic Components-Semiconductors — 4.2%
DSP Group*	110,550	2,399
International Rectifier*	37,130	1,431
PMC-Sierra*	300,470	2,016
QLogic*	100,950	2,213
Semtech*	293,670	3,838

Total Electronic Components-Semiconductors		11,897

Electronic Parts Distribution — 1.5%
Avnet*	169,080	4,317

Total Electronic Parts Distribution		4,317

Enterprise Software/Services — 2.2%
Lawson Software*	854,400	6,314

Total Enterprise Software/Services		6,314

Entertainment Software — 1.3%
Activision*	99,740	1,720
Electronic Arts*	38,890	1,958

Total Entertainment Software		3,678

Finance-Consumer Loans — 1.0%
First Marblehead	52,755	2,883

Total Finance-Consumer Loans		2,883

Finance-Investment Banker/Broker — 1.1%
Greenhill	41,080	3,032

Total Finance-Investment Banker/Broker		3,032

Finance-Other Services — 1.2%
Asset Acceptance Capital*	196,100	3,298

Total Finance-Other Services		3,298

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Gas-Distribution — 0.5%
WGL Holdings	46,720	$1,522

Total Gas-Distribution		1,522

Golf — 0.7%
Callaway Golf	140,030	2,018

Total Golf		2,018

Hotels & Motels — 1.3%
InterContinental Hotels ADR	149,390	3,772

Total Hotels & Motels		3,772

Identification Systems/Development — 0.7%
Symbol Technologies	143,490	2,144

Total Identification Systems/Development		2,144

Independent Power Producer — 2.8%
Mirant*	82,590	2,607
Reliant Energy*	371,290	5,276

Total Independent Power Producer		7,883

Industrial Automation/Robot — 0.8%
Cognex	97,520	2,323

Total Industrial Automation/Robot		2,323

Industrial Gases — 1.0%
Air Products & Chemicals	42,290	2,972

Total Industrial Gases		2,972

Internet Infrastructure Equipment — 0.7%
Avocent*	60,750	2,056

Total Internet Infrastructure Equipment		2,056

Investment Management/Advisory Services — 0.1%
Janus Capital Group	18,320	395

Total Investment Management/Advisory Services		395

Machinery-Print Trade — 1.3%
Zebra Technologies, Cl A*	107,770	3,749

Total Machinery-Print Trade		3,749

Medical Information Systems — 2.3%
Eclipsys*	97,290	2,000
IMS Health	163,470	4,492

Total Medical Information Systems		6,492

Medical Products — 0.4%
Becton Dickinson	18,320	1,285

Total Medical Products		1,285

Medical-Biomedical/Genetic — 2.3%
Invitrogen*	86,320	4,885
Medimmune*	54,420	1,761

Total Medical-Biomedical/Genetic		6,646

Description	Shares	Value (000)
Medical-Drugs — 1.1%
Angiotech Pharmaceuticals*	378,630	$3,110

Total Medical-Drugs		3,110

Medical-Outpatient/Home Medical — 2.8%
Lincare Holdings*	201,960	8,046

Total Medical-Outpatient/Home Medical		8,046

Miscellaneous Manufacturing — 0.9%
Aptargroup	44,160	2,607

Total Miscellaneous Manufacturing		2,607

Multi-Line Insurance — 1.3%
XL Capital, Cl A	50,790	3,658

Total Multi-Line Insurance		3,658

Non-Ferrous Metals — 1.2%
USEC*	259,580	3,302

Total Non-Ferrous Metals		3,302

Non-Hazardous Waste Disposal — 1.2%
Allied Waste Industries*	274,400	3,372

Total Non-Hazardous Waste Disposal		3,372

Office Automation & Equipment — 2.4%
Pitney Bowes	148,600	6,864

Total Office Automation & Equipment		6,864

Oil & Gas Drilling — 2.6%
Pride International*	65,010	1,951
Rowan	89,500	2,971
Todco*	71,460	2,442

Total Oil & Gas Drilling		7,364

Oil Companies-Exploration & Production — 1.1%
Mariner Energy*	95,050	1,863
Pogo Producing	23,530	1,140

Total Oil Companies-Exploration & Production		3,003

Oil-Field Services — 1.8%
Hanover Compressor*	150,050	2,835
Tidewater	49,940	2,415

Total Oil-Field Services		5,250

Paper & Related Products — 3.2%
Abitibi-Consolidated	1,555,700	3,983
Smurfit-Stone Container*	500,290	5,283

Total Paper & Related Products		9,266

Pipelines — 2.0%
El Paso	368,480	5,630

Total Pipelines		5,630

Platinum — 0.8%
Stillwater Mining*	174,310	2,177

Total Platinum		2,177

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Printing-Commercial — 1.8%
RR Donnelley & Sons	141,940	$5,045

Total Printing-Commercial		5,045

Publishing-Books — 1.5%
Scholastic*	118,370	4,242

Total Publishing-Books		4,242

Reinsurance — 7.4%
Allied World Assurance Holdings	105,840	4,618
Aspen Insurance Holdings	218,650	5,764
Axis Capital Holdings	113,490	3,787
Everest Re Group	22,010	2,159
Montpelier Re Holdings	252,320	4,696

Total Reinsurance		21,024

REITs-Hotels — 0.9%
Host Hotels & Resorts	106,360	2,611

Total REITs-Hotels		2,611

Rental Auto/Equipment — 0.6%
Avis Budget Group	83,300	1,807

Total Rental Auto/Equipment		1,807

Retail-Apparel/Shoe — 0.6%
Gap	87,200	1,700

Total Retail-Apparel/Shoe		1,700

Retail-Office Supplies — 1.1%
OfficeMax	64,270	3,191

Total Retail-Office Supplies		3,191

Retail-Restaurants — 0.9%
Cheesecake Factory*	100,750	2,478

Total Retail-Restaurants		2,478

Retirement/Aged Care — 2.1%
Sunrise Senior Living*	191,040	5,869

Total Retirement/Aged Care		5,869

S&L/Thrifts-Eastern US — 1.2%
NewAlliance Bancshares	204,870	3,360

Total S&L/Thrifts-Eastern US		3,360

Semiconductor Components-Integrated Circuits — 1.6%
Cypress Semiconductor*	87,320	1,473
Integrated Device Technology*	97,600	1,511
Maxim Integrated Products	48,510	1,485

Total Semiconductor Components-Integrated Circuits		4,469

Telecommunications Equipment — 2.2%
Andrew*	176,040	1,801
Plantronics	213,525	4,527

Total Telecommunications Equipment		6,328

Description	Shares/Face Amount (000)	Value (000)
Telecommunications Services — 1.2%
Amdocs*	88,980	$3,448

Total Telecommunications Services		3,448

Therapeutics — 3.1%
CV Therapeutics*	202,150	2,822
Medicines*	187,340	5,942

Total Therapeutics		8,764

Transport-Equipment & Leasing — 0.6%
GATX	40,110	1,738

Total Transport-Equipment & Leasing		1,738

Wireless Equipment — 0.4%
Powerwave Technologies*	186,950	1,206

Total Wireless Equipment		1,206

Total Common Stock (Cost $242,452)		285,121

Repurchase Agreement — 1.2%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $3,465,798 (collateralized by various U.S. Government obligations, ranging in par value from $1,580,000 - $2,030,000, 4.00% - 5.75%, 11/30/09 – 11/07/17, total market value $3,536,387) (A)	$3,464	3,464

Total Repurchase Agreement (Cost $3,464)		3,464

Total Investments — 101.2% (Cost $245,916) †		288,585

Other Assets and Liabilities, Net — (1.2)%		(3,477)

Net Assets — 100.0%		$285,108

* Non-income producing security.

(A) — Tri-party repurchase agreement

ADR — American Depositary Receipt
Cl — Class
REITs — Real Estate Investment Trusts
S&L — Savings and Loan

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $248,792 (000), and the unrealized appreciation and depreciation were $50,610 (000) and $(10,817) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.4%
Agricultural Chemicals — 2.3%
Monsanto	55,900	$2,937

Total Agricultural Chemicals		2,937

Apparel Manufacturers — 2.5%
Coach*	47,290	2,032
Polo Ralph Lauren	15,200	1,180

Total Apparel Manufacturers		3,212

Applications Software — 2.3%
Salesforce.com*	78,590	2,865

Total Applications Software		2,865

Casino Services — 2.2%
International Game Technology	60,840	2,811

Total Casino Services		2,811

Cellular Telecommunications — 2.1%
NII Holdings*	41,310	2,662

Total Cellular Telecommunications		2,662

Computers — 10.1%
Apple*	53,980	4,580
Dell*	87,720	2,201
Hewlett-Packard	74,800	3,081
Sun Microsystems*	535,870	2,904

Total Computers		12,766

Computers-Memory Devices — 1.5%
Qimonda ADR*	107,130	1,876

Total Computers-Memory Devices		1,876

Data Processing/Management — 0.6%
NAVTEQ*	20,400	713

Total Data Processing/Management		713

Electric Products-Miscellaneous — 2.3%
Emerson Electric	64,800	2,857

Total Electric Products-Miscellaneous		2,857

Electronic Components-Semiconductors — 4.3%
Broadcom, Cl A*	93,620	3,025
Nvidia*	66,370	2,456

Total Electronic Components-Semiconductors		5,481

Engineering/R&D Services — 3.0%
ABB ADR	112,380	2,021
Foster Wheeler*	33,100	1,825

Total Engineering/R&D Services		3,846

Finance-Investment Banker/Broker — 2.8%
Goldman Sachs Group	5,100	1,017
UBS	42,870	2,586

Total Finance-Investment Banker/Broker		3,603

Description	Shares	Value (000)
Finance-Other Services — 3.6%
Chicago Mercantile Exchange Holdings, Cl A	9,030	$4,603

Total Finance-Other Services		4,603

Food-Confectionery — 1.0%
WM Wrigley Jr.	24,600	1,272

Total Food-Confectionery		1,272

Internet Infrastructure Software — 1.5%
Akamai Technologies*	35,500	1,886

Total Internet Infrastructure Software		1,886

Internet Security — 1.2%
Checkfree*	37,800	1,518

Total Internet Security		1,518

Machinery-Farm — 3.5%
Deere	45,970	4,370

Total Machinery-Farm		4,370

Medical Instruments — 1.8%
Intuitive Surgical*	23,510	2,255

Total Medical Instruments		2,255

Medical-Biomedical/Genetic — 1.0%
Genzyme*	21,100	1,299

Total Medical-Biomedical/Genetic		1,299

Medical-Drugs — 6.1%
Allergan	41,490	4,968
Pfizer	84,100	2,178
Wyeth	12,500	637

Total Medical-Drugs		7,783

Networking Products — 4.6%
Cisco Systems*	212,850	5,817

Total Networking Products		5,817

Non-Ferrous Metals — 1.8%
Cameco	54,940	2,222

Total Non-Ferrous Metals		2,222

Oil & Gas Drilling — 2.0%
Nabors Industries*	66,500	1,981
Rowan	18,500	614

Total Oil & Gas Drilling		2,595

Oil Companies-Exploration & Production — 3.2%
Anadarko Petroleum	24,700	1,075
Southwestern Energy*	84,900	2,976

Total Oil Companies-Exploration & Production		4,051

Oil Refining & Marketing — 1.5%
Valero Energy	37,800	1,934

Total Oil Refining & Marketing		1,934

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Oil-Field Services — 2.5%
Schlumberger	29,600	$1,870
Smith International	30,800	1,265

Total Oil-Field Services		3,135

Retail-Apparel/Shoe — 1.0%
Under Armour, Cl A*	25,200	1,271

Total Retail-Apparel/Shoe		1,271

Retail-Pet Food & Supplies — 1.0%
Petsmart	44,700	1,290

Total Retail-Pet Food & Supplies		1,290

Retail-Restaurants — 4.3%
Starbucks*	154,740	5,481

Total Retail-Restaurants		5,481

Retail-Sporting Goods — 0.6%
Dick's Sporting Goods*	15,600	764

Total Retail-Sporting Goods		764

Semiconductor Equipment — 2.1%
Kla-Tencor	54,190	2,696

Total Semiconductor Equipment		2,696

Telecommunications Equipment-Fiber Optics — 3.9%
Corning*	146,500	2,741
JDS Uniphase*	128,892	2,147

Total Telecommunications Equipment-Fiber Optics		4,888

Therapeutics — 2.7%
Gilead Sciences*	52,620	3,417

Total Therapeutics		3,417

Transport-Services — 0.9%
FedEx	9,900	1,075

Total Transport-Services		1,075

Web Portals/ISP — 5.1%
Google, Cl A*	13,900	6,401

Total Web Portals/ISP		6,401

Wireless Equipment — 4.0%
Crown Castle International*	70,950	2,292
Nokia ADR	16,900	343
Qualcomm	65,300	2,468

Total Wireless Equipment		5,103

X-Ray Equipment — 2.5%
Hologic*	65,800	3,110

Total X-Ray Equipment		3,110

Total Common Stock (Cost $112,649)		125,865

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 1.0%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $1,270,086 (collateralized by a U.S. Government obligation, par value $1,285,000, 5.50%, 06/22/11, total market value $1,296,410) (A)	$1,269	$1,269

Total Repurchase Agreement (Cost $1,269)		1,269

Total Investments — 100.4% (Cost $113,918) †		127,134

Other Assets and Liabilities, Net — (0.4)%		(449)

Net Assets — 100.0%		$126,685

* Non-income producing security.

(A) — Tri-party repurchase agreement

ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
R&D — Research and Development

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $113,918 (000), and the unrealized appreciation and depreciation were $17,063 (000) and $(3,847) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.9%
Aerospace/Defense — 1.0%
Teledyne Technologies*	11,635	$467

Total Aerospace/Defense		467

Aerospace/Defense-Equipment — 1.8%
Alliant Techsystems*	3,710	290
BE Aerospace*	7,865	202
DRS Technologies	6,100	321

Total Aerospace/Defense-Equipment		813

Agricultural Chemicals — 0.3%
UAP Holding	4,900	123

Total Agricultural Chemicals		123

Agricultural Operations — 0.5%
Tejon Ranch*	4,185	234

Total Agricultural Operations		234

Airlines — 0.4%
Republic Airways Holdings*	10,890	183

Total Airlines		183

Applications Software — 1.2%
American Reprographics*	7,570	252
Progress Software*	10,345	289

Total Applications Software		541

Auction House/Art Dealer — 0.5%
Sotheby's	6,970	216

Total Auction House/Art Dealer		216

Audio/Video Products — 1.3%
Harman International	5,930	593

Total Audio/Video Products		593

Auto-Medium & Heavy Duty Trucks — 0.5%
Oshkosh Truck	4,775	231

Total Auto-Medium & Heavy Duty Trucks		231

Broadcast Services/Programming — 0.9%
Discovery Holding, Cl A*	14,200	228
Nexstar Broadcasting Group, Cl A*	42,600	196

Total Broadcast Services/Programming		424

Building Products-Doors & Windows — 0.4%
Apogee Enterprises	9,695	187

Total Building Products-Doors & Windows		187

Building-Heavy Construction — 0.7%
Washington Group International*	5,650	338

Total Building-Heavy Construction		338

Description	Shares	Value (000)
Building-Mobile Home/Manufactured Housing — 0.6%
Williams Scotsman International*	14,890	$292

Total Building-Mobile Home/Manufactured Housing		292

Building-Residential/Commercial — 0.5%
Levitt, Cl A	17,470	214

Total Building-Residential/Commercial		214

Cable TV — 1.8%
Mediacom Communications, Cl A*	48,910	393
Rodgers Communications, Cl B	7,160	427

Total Cable TV		820

Chemicals-Diversified — 0.4%
Olin	11,565	191

Total Chemicals-Diversified		191

Chemicals-Specialty — 0.8%
Hercules*	4,385	85
MacDermid	7,520	256

Total Chemicals-Specialty		341

Circuit Boards — 0.4%
Park Electrochemical	7,260	186

Total Circuit Boards		186

Commercial Banks-Central US — 0.5%
Irwin Financial	9,090	206

Total Commercial Banks-Central US		206

Commercial Banks-Western US — 0.7%
SVB Financial Group*	6,310	294

Total Commercial Banks-Western US		294

Commercial Services — 0.6%
Arbitron	6,100	265

Total Commercial Services		265

Commercial Services-Finance — 1.5%
Euronet Worldwide*	5,267	156
Wright Express*	17,455	544

Total Commercial Services-Finance		700

Computer Aided Design — 1.4%
Ansys*	9,160	398
Autodesk*	6,100	247

Total Computer Aided Design		645

Computer Services — 0.9%
Perot Systems, Cl A*	23,860	391

Total Computer Services		391

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Computer Software — 0.7%
Blackbaud	12,460	$324

Total Computer Software		324

Computers-Integrated Systems — 0.3%
Micros Systems*	2,715	143

Total Computers-Integrated Systems		143

Consulting Services — 1.6%
Corporate Executive Board	3,340	293
CRA International*	2,155	113
LECG*	18,270	338

Total Consulting Services		744

Consumer Products-Miscellaneous — 0.3%
Scotts Miracle-Gro, Cl A	2,945	152

Total Consumer Products-Miscellaneous		152

Containers-Metal/Glass — 0.3%
Greif, Cl A	1,245	147

Total Containers-Metal/Glass		147

Data Processing/Management — 0.6%
Dun & Bradstreet*	2,600	215
Schawk	1,815	36

Total Data Processing/Management		251

Dental Supplies & Equipment — 0.4%
Patterson*	4,860	173

Total Dental Supplies & Equipment		173

Diagnostic Equipment — 0.5%
Cytyc*	8,255	234

Total Diagnostic Equipment		234

Diagnostic Kits — 1.0%
Dade Behring Holdings	5,785	230
Meridian Bioscience	8,790	216

Total Diagnostic Kits		446

Dialysis Centers — 0.4%
Dialysis Corp of America*	14,370	183

Total Dialysis Centers		183

Disposable Medical Products — 1.0%
Arrow International	3,080	109
C.R. Bard	4,210	349

Total Disposable Medical Products		458

Distribution/Wholesale — 0.9%
Beacon Roofing Supply*	7,260	137
Bell Microproducts*	36,400	256

Total Distribution/Wholesale		393

Description	Shares	Value (000)
Diversified Manufacturing Operations — 1.0%
Actuant, Cl A	3,220	$154
ESCO Technologies*	7,025	319

Total Diversified Manufacturing Operations		473

Diversified Operations — 0.3%
Walter Industries	5,620	152

Total Diversified Operations		152

Drug Delivery Systems — 0.2%
Conor Medsystems*	2,490	78

Total Drug Delivery Systems		78

Electric Products-Miscellaneous — 0.2%
Ametek	3,352	107

Total Electric Products-Miscellaneous		107

Electronic Components-Semiconductors — 1.4%
Diodes*	5,055	179
DSP Group*	10,630	231
ON Semiconductor*	21,505	163
Skyworks Solutions*	9,990	71

Total Electronic Components-Semiconductors		644

Electronic Connectors — 1.0%
Amphenol, Cl A	7,595	472

Total Electronic Connectors		472

Electronic Design Automation — 0.7%
Synplicity*	54,000	338

Total Electronic Design Automation		338

Electronic Measuring Instruments — 0.9%
National Instruments	7,990	217
Orbotech*	7,615	194

Total Electronic Measuring Instruments		411

Enterprise Software/Services — 0.6%
Lawson Software*	33,270	246
Packeteer*	2,400	33

Total Enterprise Software/Services		279

Finance-Consumer Loans — 1.9%
Encore Capital Group*	20,010	252
First Marblehead	3,112	170
Nelnet, Cl A*	8,260	226
Portfolio Recovery Associates*	4,890	229

Total Finance-Consumer Loans		877

Finance-Other Services — 0.9%
Asset Acceptance Capital*	24,545	413

Total Finance-Other Services		413

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Financial Guarantee Insurance — 2.4%
AMBAC Financial Group	2,755	$245
MBIA	4,995	365
Primus Guaranty*	10,275	119
Ram Holdings*	8,940	128
Security Capital Assurance	8,960	249

Total Financial Guarantee Insurance		1,106

Food-Baking — 0.5%
Flowers Foods	8,365	226

Total Food-Baking		226

Food-Dairy Products — 0.7%
Dean Foods*	7,690	325

Total Food-Dairy Products		325

Footwear & Related Apparel — 0.0%
Heelys*	230	7

Total Footwear & Related Apparel		7

Health Care Cost Containment — 0.1%
Hooper Holmes*	13,400	44

Total Health Care Cost Containment		44

Human Resources — 0.4%
Hudson Highland Group*	11,870	198

Total Human Resources		198

Industrial Audio & Video Products — 0.9%
Dolby Laboratories, Cl A*	13,900	431

Total Industrial Audio & Video Products		431

Industrial Automation/Robot — 0.5%
Cognex	9,820	234

Total Industrial Automation/Robot		234

Instruments-Controls — 0.3%
Watts Water Technologies, Cl A	3,150	130

Total Instruments-Controls		130

Instruments-Scientific — 0.5%
Dionex*	2,135	121
Varian*	2,100	94

Total Instruments-Scientific		215

Insurance Brokers — 0.7%
Hub International	10,710	336

Total Insurance Brokers		336

Internet Application Software — 0.4%
Cryptologic	8,500	197

Total Internet Application Software		197

Internet Security — 0.3%
Ipass*	19,320	114

Total Internet Security		114

Description	Shares	Value (000)
Investment Management/Advisory Services — 1.7%
Affiliated Managers Group*	4,345	$457
AllianceBernstein Holding	3,940	317

Total Investment Management/Advisory Services		774

Lasers-Systems/Components — 1.2%
Electro Scientific Industries*	16,790	338
Rofin-Sinar Technologies*	3,730	226

Total Lasers-Systems/Components		564

Life/Health Insurance — 1.1%
KMG America*	25,325	243
Stancorp Financial Group	5,815	262

Total Life/Health Insurance		505

Machinery-Pumps — 0.5%
Graco	6,245	247

Total Machinery-Pumps		247

Medical Instruments — 3.0%
Cambridge Heart*	92,200	254
DJO*	1,608	69
Edwards Lifesciences*	6,730	317
Natus Medical*	22,140	368
Symmetry Medical*	17,080	236
Techne*	1,865	103

Total Medical Instruments		1,347

Medical Products — 1.5%
Orthofix International*	9,450	472
Syneron Medical*	7,730	210

Total Medical Products		682

Medical-Biomedical/Genetic — 2.3%
Alexion Pharmaceuticals*	800	32
Barrier Therapeutics*	52,800	398
Cambrex	11,220	255
Enzon Pharmaceuticals*	12,970	110
Orchid Cellmark*	21,110	66
Qiagen*	12,335	187

Total Medical-Biomedical/Genetic		1,048

Medical-Drugs — 1.0%
Angiotech Pharmaceuticals*	26,055	214
Aspreva Pharmaceuticals*	9,990	205
Cubist Pharmaceuticals*	2,260	41

Total Medical-Drugs		460

Medical-Generic Drugs — 0.7%
Perrigo	18,580	321

Total Medical-Generic Drugs		321

Miscellaneous Manufacturing — 0.4%
Reddy Ice Holdings	7,420	192

Total Miscellaneous Manufacturing		192

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Motion Pictures & Services — 0.3%
Alliance Atlantis Communications, Cl B*	3,480	$151

Total Motion Pictures & Services		151

Multi-Line Insurance — 0.6%
Assurant	4,930	272

Total Multi-Line Insurance		272

Multimedia — 0.9%
Entravision Communications, Cl A*	20,875	172
Gemstar-TV Guide International*	63,400	254

Total Multimedia		426

Networking Products — 1.2%
Foundry Networks*	15,025	225
Netgear*	12,200	320

Total Networking Products		545

Non-Hazardous Waste Disposal — 0.9%
Waste Connections*	5,255	218
WCA Waste*	22,290	179

Total Non-Hazardous Waste Disposal		397

Office Furnishings-Original — 0.5%
Steelcase, Cl A	13,505	245

Total Office Furnishings-Original		245

Oil Companies-Exploration & Production — 1.2%
Mariner Energy*	11,612	227
Southwestern Energy*	3,105	109
Stone Energy*	6,415	227

Total Oil Companies-Exploration & Production		563

Oil Field Machinery & Equipment — 1.6%
Dril-Quip*	8,140	319
FMC Technologies*	4,695	289
NATCO Group, Cl A*	3,895	124

Total Oil Field Machinery & Equipment		732

Oil-Field Services — 0.8%
Superior Energy Services*	7,205	235
W-H Energy Services*	2,895	141

Total Oil-Field Services		376

Paper & Related Products — 2.5%
Abitibi-Consolidated	157,310	403
Bowater	10,340	233
Caraustar Industries*	25,800	209
Neenah Paper	7,775	274

Total Paper & Related Products		1,119

Description	Shares	Value (000)
Property/Casualty Insurance — 2.1%
Arch Capital Group*	6,750	$456
CNA Surety*	10,585	228
RLI	4,770	269

Total Property/Casualty Insurance		953

Publishing-Books — 2.0%
John Wiley & Sons, Cl A	11,155	429
Scholastic*	13,630	489

Total Publishing-Books		918

Publishing-Periodicals — 0.6%
Playboy Enterprises, Cl B*	23,530	270

Total Publishing-Periodicals		270

Radio — 0.9%
Radio One, Cl D*	36,980	249
Spanish Broadcasting System, Cl A*	40,990	169

Total Radio		418

Reinsurance — 3.8%
Allied World Assurance Holdings	2,650	116
Aspen Insurance Holdings	16,100	424
Endurance Specialty Holdings	11,820	432
Montpelier Re Holdings	21,290	396
Platinum Underwriters Holdings	12,170	377

Total Reinsurance		1,745

REITs-Hotels — 0.6%
Ashford Hospitality Trust	20,340	253

Total REITs-Hotels		253

REITs-Mortgage — 1.1%
Gramercy Capital	7,950	245
KKR Financial	10,110	271

Total REITs-Mortgage		516

REITs-Office Property — 0.5%
American Financial Realty Trust	19,250	220

Total REITs-Office Property		220

Resorts/Theme Parks — 0.9%
Vail Resorts*	9,215	413

Total Resorts/Theme Parks		413

Retail-Apparel/Shoe — 0.6%
Footstar*	41,600	273

Total Retail-Apparel/Shoe		273

4	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Retail-Auto Parts — 0.4%
Advance Auto Parts	5,620	$200

Total Retail-Auto Parts		200

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct, Cl A	1,060	42

Total Retail-Catalog Shopping		42

Retail-Office Supplies — 0.4%
School Specialty*	4,220	158

Total Retail-Office Supplies		158

Retail-Propane Distributors — 1.1%
Star Gas Partners*	145,300	511

Total Retail-Propane Distributors		511

Retail-Video Rental — 1.0%
Blockbuster, Cl A*	88,715	469

Total Retail-Video Rental		469

Satellite Telecom — 0.7%
Loral Space & Communications*	7,500	305

Total Satellite Telecom		305

Schools — 0.3%
Capella Education*	4,615	112

Total Schools		112

Schools-Day Care — 0.1%
Bright Horizons Family Solutions*	1,700	66

Total Schools-Day Care		66

Seismic Data Collection — 0.3%
Seitel*	38,000	136

Total Seismic Data Collection		136

Semiconductor Components-Integrated Circuits — 0.7%
ChipMOS TECHNOLOGIES*	46,670	317

Total Semiconductor Components-Integrated Circuits		317

Semiconductor Equipment — 2.2%
Brooks Automation*	19,470	280
Cabot Microelectronics*	7,540	256
Credence Systems*	7,800	41
Entegris*	30,860	334
Formfactor*	3,020	112

Total Semiconductor Equipment		1,023

Software Tools — 0.3%
Borland Software*	23,050	125

Total Software Tools		125

Description	Shares	Value (000)
Steel Pipe & Tube — 0.7%
Mueller Water Products, Cl A	12,940	$193
Mueller Water Products, Cl B*	9,286	138

Total Steel Pipe & Tube		331

Telecommunications Equipment — 1.7%
CommScope*	8,640	263
Plantronics	14,010	297
Tollgrade Communications*	20,200	214

Total Telecommunications Equipment		774

Telecommunications Services — 2.5%
Global Crossing*	5,800	142
Iowa Telecom- munications Services	4,500	89
Mastec*	21,070	243
NeuStar, Cl A*	8,555	277
Time Warner Telecom, Cl A*	18,845	376

Total Telecommunications Services		1,127

Telephone-Integrated — 0.5%
IDT, Cl B*	16,790	220

Total Telephone-Integrated		220

Television — 0.8%
Sinclair Broadcast Group, Cl A	34,980	367

Total Television		367

Transport-Equipment & Leasing — 0.8%
GATX	5,050	219
Greenbrier	4,230	127

Total Transport-Equipment & Leasing		346

Transport-Truck — 0.5%
Forward Air	7,015	203

Total Transport-Truck		203

Travel Services — 0.7%
Ambassadors Group	10,000	304

Total Travel Services		304

Wire & Cable Products — 0.7%
General Cable*	6,815	297

Total Wire & Cable Products		297

Total Common Stock (Cost $39,550)		44,728

Investment Company — 0.5%
Index Fund-Small Cap — 0.5%
iShares Russell 2000 Index Fund	3,100	242

Total Investment Company (Cost $221)		242

5	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 3.1%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $1,395,479 (collateralized by a U.S. Government obligation, par value $1,380,000, 5.375%, 07/17/09, total market value $1,426,323) (A)	$1,395	$1,395

Total Repurchase Agreement (Cost $1,395)		1,395

Total Investments — 101.5% (Cost $41,166) †		46,365

Other Assets and Liabilities, Net — (1.5)%		(675)

Net Assets — 100.0%		$45,690

* Non-income producing security.

(A) — Tri-party repurchase agreement

Cl — Class

REITs — Real Estate Investment Trusts

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $41,166 (000), and the unrealized appreciation and depreciation were $6,206 (000) and $(1,007) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

  6 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.9%
Aerospace/Defense — 0.5%
Teledyne Technologies*	5,460	$219

Total Aerospace/Defense		219

Aerospace/Defense-Equipment — 1.7%
Alliant Techsystems*	1,840	144
BE Aerospace*	16,844	433
DRS Technologies	2,700	142

Total Aerospace/Defense-Equipment		719

Agricultural Chemicals — 0.1%
UAP Holding	2,205	56

Total Agricultural Chemicals		56

Agricultural Operations — 0.3%
Tejon Ranch*	1,957	109

Total Agricultural Operations		109

Airlines — 0.2%
Republic Airways Holdings*	5,100	86

Total Airlines		86

Applications Software — 2.4%
American Reprographics*	12,505	417
Nuance Communications*	40,030	459
Progress Software*	4,665	130

Total Applications Software		1,006

Auction House/Art Dealer — 0.2%
Sotheby's	3,250	101

Total Auction House/Art Dealer		101

Audio/Video Products — 0.7%
Harman International	2,940	294

Total Audio/Video Products		294

Auto-Medium & Heavy Duty Trucks — 0.6%
Force Protection*	7,115	124
Oshkosh Truck	2,115	102

Total Auto-Medium & Heavy Duty Trucks		226

Auto/Truck Parts & Equipment-Original — 0.3%
Amerigon*	14,396	139

Total Auto/Truck Parts & Equipment-Original		139

Broadcast Services/Programming — 0.5%
Discovery Holding, Cl A*	6,400	103
Nexstar Broadcasting Group, Cl A*	20,073	92

Total Broadcast Services/Programming		195

Building Products-Doors & Windows — 0.2%
Apogee Enterprises	4,375	84

Total Building Products-Doors & Windows		84

Description	Shares	Value (000)
Building-Heavy Construction — 0.4%
Washington Group International*	2,650	$158

Total Building-Heavy Construction		158

Building-Mobile Home/Manufactured Housing — 0.3%
Williams Scotsman International*	7,000	137

Total Building-Mobile Home/Manufactured Housing		137

Building-Residential/Commercial — 0.2%
Levitt, Cl A	8,100	99

Total Building-Residential/Commercial		99

Cable TV — 0.9%
Mediacom Communications, Cl A*	22,952	184
Rodgers Communications, Cl B	3,365	201

Total Cable TV		385

Chemicals-Diversified — 0.2%
Olin	5,280	87

Total Chemicals-Diversified		87

Chemicals-Specialty — 0.4%
Hercules*	2,052	40
MacDermid	3,535	120

Total Chemicals-Specialty		160

Circuit Boards — 0.2%
Park Electrochemical	3,400	87

Total Circuit Boards		87

Commercial Banks-Central US — 0.2%
Irwin Financial	4,000	91

Total Commercial Banks-Central US		91

Commercial Banks-Eastern US — 0.5%
Signature Bank*	6,061	188

Total Commercial Banks-Eastern US		188

Commercial Banks-Western US — 0.6%
Community Bancorp*	4,103	124
SVB Financial Group*	2,934	137

Total Commercial Banks-Western US		261

Commercial Services — 2.2%
Arbitron	3,000	130
CoStar Group*	3,707	199
ExlService Holdings*	5,070	107
PeopleSupport*	6,076	128
Providence Service*	7,602	191
TeleTech Holdings*	5,800	138

Total Commercial Services		893

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Commercial Services-Finance — 0.8%
Euronet Worldwide*	2,460	$73
Wright Express*	8,042	251

Total Commercial Services-Finance		324

Computer Aided Design — 0.7%
Ansys*	4,130	180
Autodesk*	2,870	116

Total Computer Aided Design		296

Computer Services — 0.4%
Perot Systems, Cl A*	11,202	184

Total Computer Services		184

Computer Software — 0.6%
Blackbaud	5,620	146
Double-Take Software*	9,300	120

Total Computer Software		266

Computers — 0.9%
Rackable Systems*	11,745	364

Total Computers		364

Computers-Integrated Systems — 0.2%
Micros Systems*	1,275	67

Total Computers-Integrated Systems		67

Computers-Memory Devices — 1.0%
Simpletech*	32,650	414

Total Computers-Memory Devices		414

Computers-Peripheral Equipment — 0.3%
Sigma Designs*	4,981	127

Total Computers-Peripheral Equipment		127

Consulting Services — 3.7%
Advisory Board*	5,700	305
Corporate Executive Board	6,365	558
CRA International*	985	52
Huron Consulting Group*	3,852	175
LECG*	22,906	423

Total Consulting Services		1,513

Consumer Products-Miscellaneous — 0.2%
Scotts Miracle-Gro, Cl A	1,460	75

Total Consumer Products-Miscellaneous		75

Containers-Metal/Glass — 0.2%
Greif, Cl A	585	69

Total Containers-Metal/Glass		69

Data Processing/Management — 0.3%
Dun & Bradstreet*	1,265	105
Schawk	235	4

Total Data Processing/Management		109

Description	Shares	Value (000)
Dental Supplies & Equipment — 0.2%
Patterson*	2,410	$86

Total Dental Supplies & Equipment		86

Diagnostic Equipment — 0.3%
Cytyc*	3,920	111

Total Diagnostic Equipment		111

Diagnostic Kits — 1.3%
Dade Behring Holdings	2,840	113
Meridian Bioscience	3,965	97
Quidel*	22,355	305

Total Diagnostic Kits		515

Dialysis Centers — 0.2%
Dialysis Corp of America*	6,750	86

Total Dialysis Centers		86

Disposable Medical Products — 0.5%
Arrow International	1,450	51
C.R. Bard	2,085	173

Total Disposable Medical Products		224

Distribution/Wholesale — 0.5%
Beacon Roofing Supply*	3,400	64
Bell Microproducts*	18,400	130

Total Distribution/Wholesale		194

Diversified Manufacturing Operations — 2.2%
Actuant, Cl A	1,515	72
ESCO Technologies*	18,250	829

Total Diversified Manufacturing Operations		901

Diversified Operations — 0.2%
Walter Industries	2,450	66

Total Diversified Operations		66

Drug Delivery Systems — 0.5%
Conor Medsystems*	1,310	41
Noven Pharmaceuticals*	5,750	146

Total Drug Delivery Systems		187

E-Services/Consulting — 0.2%
Perficient*	6,084	100

Total E-Services/Consulting		100

Educational Software — 1.0%
Blackboard*	13,400	403

Total Educational Software		403

Electric Products-Miscellaneous — 0.1%
Ametek	1,657	53

Total Electric Products-Miscellaneous		53

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Electronic Components-Semiconductors — 0.7%
Diodes*	2,275	$81
DSP Group*	4,940	107
ON Semiconductor*	9,665	73
Skyworks Solutions*	4,700	33

Total Electronic Components-Semiconductors		294

Electronic Connectors — 0.6%
Amphenol, Cl A	3,765	234

Total Electronic Connectors		234

Electronic Design Automation — 0.7%
Comtech Group*	6,450	118
Synplicity*	25,600	160

Total Electronic Design Automation		278

Electronic Measuring Instruments — 0.5%
National Instruments	3,595	98
Orbotech*	3,495	89

Total Electronic Measuring Instruments		187

Engineering/R&D Services — 0.3%
Stanley*	8,450	143

Total Engineering/R&D Services		143

Enterprise Software/Services — 0.7%
Concur Technologies*	8,700	139
Lawson Software*	15,800	117
Packeteer*	1,100	15

Total Enterprise Software/Services		271

Entertainment Software — 0.6%
THQ*	7,450	242

Total Entertainment Software		242

Finance-Commercial — 0.2%
Newstar Financial*	5,500	101

Total Finance-Commercial		101

Finance-Consumer Loans — 1.0%
Encore Capital Group*	9,400	118
First Marblehead	1,438	79
Nelnet, Cl A*	3,800	104
Portfolio Recovery Associates*	2,379	111

Total Finance-Consumer Loans		412

Finance-Investment Banker/Broker — 1.1%
Evercore Partners, Cl A*	4,979	183
Greenhill	3,900	288

Total Finance-Investment Banker/Broker		471

Finance-Other Services — 1.3%
Asset Acceptance Capital*	11,497	193
GFI Group*	3,091	193
International Securities Exchange Holdings	3,506	164

Total Finance-Other Services		550

Description	Shares	Value (000)
Financial Guarantee Insurance — 1.3%
AMBAC Financial Group	1,365	$122
MBIA	2,475	181
Primus Guaranty*	4,635	53
Ram Holdings*	4,030	58
Security Capital Assurance	4,030	112

Total Financial Guarantee Insurance		526

Food-Baking — 0.3%
Flowers Foods	3,855	104

Total Food-Baking		104

Food-Dairy Products — 0.4%
Dean Foods*	3,810	161

Total Food-Dairy Products		161

Footwear & Related Apparel — 0.0%
Heelys*	110	4

Total Footwear & Related Apparel		4

Gambling (Non-Hotel) — 1.2%
Pinnacle Entertainment*	14,365	476

Total Gambling (Non-Hotel)		476

Health Care Cost Containment — 0.1%
Hooper Holmes*	6,200	21

Total Health Care Cost Containment		21

Human Resources — 1.0%
Hudson Highland Group*	5,600	94
Kenexa*	9,543	317

Total Human Resources		411

Import/Export — 0.2%
Castle Brands*	12,418	77

Total Import/Export		77

Industrial Audio & Video Products — 0.5%
Dolby Laboratories, Cl A*	6,355	197

Total Industrial Audio & Video Products		197

Industrial Automation/Robot — 0.3%
Cognex	4,420	105

Total Industrial Automation/Robot		105

Instruments-Controls — 0.2%
Watts Water Technologies, Cl A	1,500	62

Total Instruments-Controls		62

Instruments-Scientific — 0.3%
Dionex*	1,005	57
Varian*	1,040	47

Total Instruments-Scientific		104

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Insurance Brokers — 0.2%
Hub International	3,270	$103

Total Insurance Brokers		103

Internet Application Software — 1.5%
Cryptologic	4,000	93
DealerTrack Holdings*	10,197	300
Vocus*	12,632	212

Total Internet Application Software		605

Internet Connective Services — 0.5%
Cogent Communications Group*	12,980	211

Total Internet Connective Services		211

Internet Infrastructure Software — 0.3%
Opsware*	16,099	142

Total Internet Infrastructure Software		142

Internet Security — 0.1%
Ipass*	9,100	53

Total Internet Security		53

Intimate Apparel — 0.1%
Tefron	3,261	34

Total Intimate Apparel		34

Investment Management/Advisory Services — 1.8%
Affiliated Managers Group*	5,733	602
AllianceBernstein Holding	1,875	151

Total Investment Management/Advisory Services		753

Lasers-Systems/Components — 0.6%
Electro Scientific Industries*	7,900	159
Rofin-Sinar Technologies*	1,740	105

Total Lasers-Systems/Components		264

Life/Health Insurance — 0.6%
KMG America*	11,825	114
Stancorp Financial Group	2,735	123

Total Life/Health Insurance		237

Machinery-Pumps — 0.3%
Graco	3,095	123

Total Machinery-Pumps		123

Medical Imaging Systems — 0.7%
Vital Images*	8,000	278

Total Medical Imaging Systems		278

Medical Information Systems — 1.0%
Allscripts Healthcare Solutions*	9,050	244
Phase Forward*	11,500	173

Total Medical Information Systems		417

Description	Shares	Value (000)
Medical Instruments — 2.5%
Cambridge Heart*	43,600	$120
Conceptus*	18,445	393
DJO*	740	32
Edwards Lifesciences*	3,335	157
Natus Medical*	10,400	173
Symmetry Medical*	7,900	109
Techne*	925	51

Total Medical Instruments		1,035

Medical Products — 0.8%
Orthofix International*	4,260	213
Syneron Medical*	3,700	100

Total Medical Products		313

Medical-Biomedical/Genetic — 2.5%
Alexion Pharmaceuticals*	360	14
Barrier Therapeutics*	24,900	188
Cambrex	5,400	123
Enzon Pharmaceuticals*	6,098	52
Keryx Biopharmaceuticals*	19,315	257
Lifecell*	4,250	102
Nektar Therapeutics*	12,150	185
Orchid Cellmark*	9,900	31
Qiagen*	5,560	84

Total Medical-Biomedical/Genetic		1,036

Medical-Drugs — 2.9%
Adams Respiratory Therapeutics*	16,710	682
Angiotech Pharmaceuticals*	12,194	100
Aspreva Pharmaceuticals*	4,700	97
Cubist Pharmaceuticals*	1,015	18
Santarus*	37,403	293

Total Medical-Drugs		1,190

Medical-Generic Drugs — 0.4%
Perrigo	8,779	152

Total Medical-Generic Drugs		152

Medical-Outpatient/Home Medical — 1.3%
Radiation Therapy Services*	16,595	523

Total Medical-Outpatient/Home Medical		523

Metal Processors & Fabricators — 0.6%
Ladish*	6,532	242

Total Metal Processors & Fabricators		242

Miscellaneous Manufacturing — 0.2%
Reddy Ice Holdings	3,460	89

Total Miscellaneous Manufacturing		89

Motion Pictures & Services — 0.2%
Alliance Atlantis Communications, Cl B*	1,635	71

Total Motion Pictures & Services		71

4	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Multi-Line Insurance — 0.3%
Assurant	2,440	$135

Total Multi-Line Insurance		135

Multimedia — 0.5%
Entravision Communications, Cl A*	9,857	81
Gemstar-TV Guide International*	32,100	129

Total Multimedia		210

Networking Products — 1.2%
Atheros Communications*	12,150	259
Foundry Networks*	7,056	106
Netgear*	5,650	148

Total Networking Products		513

Non-Hazardous Waste Disposal — 0.5%
Waste Connections*	2,470	102
WCA Waste*	10,436	84

Total Non-Hazardous Waste Disposal		186

Office Furnishings-Original — 0.3%
Steelcase, Cl A	6,420	117

Total Office Furnishings-Original		117

Oil Companies-Exploration & Production — 1.7%
Arena Resources*	2,500	107
ATP Oil & Gas*	3,050	121
Berry Petroleum, Cl A	3,950	122
Mariner Energy*	5,235	102
Parallel Petroleum*	5,350	94
Southwestern Energy*	1,540	54
Stone Energy*	3,022	107

Total Oil Companies-Exploration & Production		707

Oil Field Machinery & Equipment — 2.0%
Dresser-Rand Group*	13,900	340
Dril-Quip*	3,670	144
FMC Technologies*	2,325	143
Metretek Technologies*	9,900	122
NATCO Group, Cl A*	1,830	58

Total Oil Field Machinery & Equipment		807

Oil-Field Services — 1.0%
Hercules Offshore*	3,150	91
Superior Energy Services*	3,250	106
W-H Energy Services*	4,298	209

Total Oil-Field Services		406

Paper & Related Products — 1.3%
Abitibi-Consolidated	73,400	188
Bowater	4,950	111
Caraustar Industries*	12,100	98
Neenah Paper	3,689	130

Total Paper & Related Products		527

Description	Shares	Value (000)
Physical Therapy/Rehabilitation Centers — 1.2%
Psychiatric Solutions*	13,601	$510

Total Physical Therapy/Rehabilitation Centers		510

Property/Casualty Insurance — 1.1%
Arch Capital Group*	3,200	216
CNA Surety*	4,775	103
RLI	2,240	126

Total Property/Casualty Insurance		445

Publishing-Books — 1.0%
John Wiley & Sons, Cl A	5,130	197
Scholastic*	6,337	227

Total Publishing-Books		424

Publishing-Periodicals — 0.3%
Playboy Enterprises, Cl B*	11,100	127

Total Publishing-Periodicals		127

Radio — 0.5%
Radio One, Cl D*	17,322	117
Spanish Broadcasting System, Cl A*	19,484	80

Total Radio		197

Reinsurance — 2.0%
Allied World Assurance Holdings	1,245	54
Aspen Insurance Holdings	7,636	201
Endurance Specialty Holdings	5,542	203
Montpelier Re Holdings	10,100	188
Platinum Underwriters Holdings	5,800	180

Total Reinsurance		826

REITs-Hotels — 0.3%
Ashford Hospitality Trust	9,653	120

Total REITs-Hotels		120

REITs-Mortgage — 0.6%
Gramercy Capital	3,585	111
KKR Financial	4,560	122

Total REITs-Mortgage		233

REITs-Office Property — 0.3%
American Financial Realty Trust	9,665	111

Total REITs-Office Property		111

Resorts/Theme Parks — 0.5%
Vail Resorts*	4,335	194

Total Resorts/Theme Parks		194

Retail-Apparel/Shoe — 1.2%
Children's Place*	2,800	178
Footstar*	20,900	137
Tween Brands*	4,600	183

Total Retail-Apparel/Shoe		498

5	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Retail-Arts & Crafts — 0.3%
AC Moore Arts & Crafts*	5,850	$127

Total Retail-Arts & Crafts		127

Retail-Auto Parts — 0.2%
Advance Auto Parts	2,730	97

Total Retail-Auto Parts		97

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct, Cl A	500	20

Total Retail-Catalog Shopping		20

Retail-Office Supplies — 0.2%
School Specialty*	1,985	74

Total Retail-Office Supplies		74

Retail-Propane Distributors — 0.6%
Star Gas Partners*	68,400	241

Total Retail-Propane Distributors		241

Retail-Restaurants — 0.8%
BJ's Restaurants*	5,400	109
Chipotle Mexican Grill, Cl A*	3,800	217

Total Retail-Restaurants		326

Retail-Sporting Goods — 0.8%
Hibbett Sporting Goods*	6,299	192
Zumiez*	4,750	141

Total Retail-Sporting Goods		333

Retail-Video Rental — 0.5%
Blockbuster, Cl A*	41,751	221

Total Retail-Video Rental		221

Satellite Telecom — 0.3%
Loral Space & Communications*	3,500	143

Total Satellite Telecom		143

Schools — 2.0%
Capella Education*	8,925	216
Devry	5,135	144
ITT Educational Services*	3,710	246
Strayer Education	2,100	223

Total Schools		829

Schools-Day Care — 0.1%
Bright Horizons Family Solutions*	835	32

Total Schools-Day Care		32

Seismic Data Collection — 0.2%
Seitel*	19,200	69

Total Seismic Data Collection		69

Description	Shares	Value (000)
Semiconductor Components-Integrated Circuits — 0.7%
Anadigics*	16,400	$145
ChipMOS TECHNOLOGIES*	22,200	151

Total Semiconductor Components-Integrated Circuits		296

Semiconductor Equipment — 1.1%
Brooks Automation*	9,200	132
Cabot Microelectronics*	3,500	119
Credence Systems*	3,700	19
Entegris*	11,275	122
Formfactor*	1,390	52

Total Semiconductor Equipment		444

Software Tools — 0.1%
Borland Software*	10,976	60

Total Software Tools		60

Steel Pipe & Tube — 0.4%
Mueller Water Products, Cl A	6,100	91
Mueller Water Products, Cl B*	4,048	60

Total Steel Pipe & Tube		151

Telecommunications Equipment — 2.1%
CommScope*	20,900	637
Plantronics	6,600	140
Tollgrade Communications*	9,500	100

Total Telecommunications Equipment		877

Telecommunications Services — 2.5%
Cbeyond*	7,077	217
Global Crossing*	2,700	66
Iowa Telecom- munications Services	2,153	43
Mastec*	10,000	115
NeuStar, Cl A*	3,860	125
Orbcomm*	14,500	128
Time Warner Telecom, Cl A*	16,450	328

Total Telecommunications Services		1,022

Telephone-Integrated — 0.3%
IDT, Cl B*	8,000	105

Total Telephone-Integrated		105

Television — 0.4%
Sinclair Broadcast Group, Cl A	16,416	172

Total Television		172

Therapeutics — 0.5%
Theravance*	6,435	199

Total Therapeutics		199

Transactional Software — 1.4%
Innerworkings*	6,452	103
Transaction Systems Architects*	7,250	236
VeriFone Holdings*	6,435	228

Total Transactional Software		567

6	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Transport-Equipment & Leasing — 0.4%
GATX	2,394	$104
Greenbrier	2,000	60

Total Transport-Equipment & Leasing		164

Transport-Truck — 0.2%
Forward Air	3,300	95

Total Transport-Truck		95

Travel Services — 0.3%
Ambassadors Group	4,570	139

Total Travel Services		139

Web Hosting/Design — 0.6%
Equinix*	2,995	226

Total Web Hosting/Design		226

Wire & Cable Products — 0.9%
General Cable*	5,599	245
Superior Essex*	3,600	119

Total Wire & Cable Products		364

Wound, Burn & Skin Care — 0.3%
Obagi Medical Products*	10,600	110

Total Wound, Burn & Skin Care		110

Total Common Stock (Cost $35,511)		40,612

Investment Company — 0.1%
Index Fund-Small Cap — 0.1%
iShares Russell 2000 Index Fund	300	23

Total Investment Company (Cost $21)		23

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 1.6%
Morgan Stanley 5.05%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $664,249 (collaterlized by a U.S. Treasury obligation, par value $1,849,222, 6.375%, 08/15/27, total market value $677,148) (A)	$664	$664

Total Repurchase Agreement (Cost $664)		664

Total Investments — 100.6% (Cost $36,196) †		41,299

Other Assets and Liabilities, Net — (0.6)%		(233)

Net Assets — 100.0%		$41,066

* Non-income producing security.

(A) — Tri-party repurchase agreement

Cl — Class
R&D — Research and Development
REITs — Real Estate Investment Trusts

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $36,196 (000), and the unrealized appreciation and depreciation were $5,826 (000) and $(723) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

7	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.3%
Advanced Materials/Products — 0.7%
Ceradyne*	8,850	$500

Total Advanced Materials/Products		500

Aerospace/Defense-Equipment — 1.0%
Curtiss-Wright	19,100	708

Total Aerospace/Defense-Equipment		708

Airlines — 0.7%
Mesa Air Group*	54,600	468

Total Airlines		468

Auction House/Art Dealer — 1.0%
Sotheby's	21,500	667

Total Auction House/Art Dealer		667

Building Products-Cement/Aggregate — 1.2%
Texas Industries	13,200	848

Total Building Products-Cement/Aggregate		848

Building-Heavy Construction — 2.4%
Chicago Bridge & Iron	38,300	1,047
Granite Construction	11,400	574

Total Building-Heavy Construction		1,621

Chemicals-Specialty — 1.0%
Terra Industries*	55,850	669

Total Chemicals-Specialty		669

Commercial Banks-Central US — 1.7%
Sterling Bancshares	45,750	596
Wintrust Financial	12,550	602

Total Commercial Banks-Central US		1,198

Commercial Banks-Western US — 3.7%
CVB Financial	36,956	534
Hanmi Financial	31,000	698
Sterling Financial	18,500	626
UCBH Holdings	38,200	671

Total Commercial Banks-Western US		2,529

Computer Aided Design — 0.9%
Ansys*	13,600	591

Total Computer Aided Design		591

Computer Services — 1.3%
Perot Systems, Cl A*	55,050	902

Total Computer Services		902

Computers-Integrated Systems — 2.2%
Micros Systems*	13,100	690
MTS Systems	21,200	819

Total Computers-Integrated Systems		1,509

Description	Shares	Value (000)
Computers-Memory Devices — 1.4%
Imation	20,100	$933

Total Computers-Memory Devices		933

Computers-Voice Recognition — 1.0%
Talx	25,250	693

Total Computers-Voice Recognition		693

Decision Support Software — 0.7%
SPSS*	15,500	466

Total Decision Support Software		466

Diversified Manufacturing Operations — 1.7%
AO Smith	19,050	716
ESCO Technologies*	10,700	486

Total Diversified Manufacturing Operations		1,202

Electric Products-Miscellaneous — 1.0%
Lamson & Sessions*	27,900	677

Total Electric Products-Miscellaneous		677

Electric-Integrated — 3.0%
El Paso Electric*	55,500	1,353
Westar Energy	27,200	706

Total Electric-Integrated		2,059

Electronic Security Devices — 1.2%
American Science & Engineering*	13,500	803

Total Electronic Security Devices		803

Energy-Alternate Sources — 0.5%
Headwaters*	14,900	357

Total Energy-Alternate Sources		357

Enterprise Software/Services — 1.0%
Sybase*	28,100	694

Total Enterprise Software/Services		694

Entertainment Software — 1.2%
THQ*	24,600	800

Total Entertainment Software		800

Filtration/Separation Products — 1.1%
Clarcor	22,600	764

Total Filtration/Separation Products		764

Finance-Consumer Loans — 2.0%
Asta Funding	20,800	633
World Acceptance*	15,300	718

Total Finance-Consumer Loans		1,351

Food-Retail — 1.2%
Great Atlantic & Pacific Tea	31,800	819

Total Food-Retail		819

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Gambling (Non-Hotel) — 0.7%
Isle of Capri Casinos*	18,450	$490

Total Gambling (Non-Hotel)		490

Gas-Distribution — 1.6%
Energen	23,150	1,087

Total Gas-Distribution		1,087

Gold Mining — 1.7%
Royal Gold	32,000	1,151

Total Gold Mining		1,151

Industrial Gases — 1.7%
Airgas	29,000	1,175

Total Industrial Gases		1,175

Insurance Brokers — 1.3%
Hilb Rogal & Hobbs	20,800	876

Total Insurance Brokers		876

Machinery-Construction & Mining — 1.1%
Bucyrus International, Cl A	15,100	782

Total Machinery-Construction & Mining		782

Machinery-Farm — 1.2%
AGCO*	26,300	814

Total Machinery-Farm		814

Medical-Outpatient/Home Medical — 1.3%
Amedisys*	26,667	877

Total Medical-Outpatient/Home Medical		877

Motion Pictures & Services — 1.1%
Lions Gate Entertainment*	70,000	751

Total Motion Pictures & Services		751

Office Supplies & Forms — 0.3%
John H. Harland	3,600	181

Total Office Supplies & Forms		181

Oil Companies-Exploration & Production — 3.8%
Berry Petroleum, Cl A	23,700	735
GMX Resources*	15,500	550
Penn Virginia	9,450	662
Unit*	13,700	664

Total Oil Companies-Exploration & Production		2,611

Oil Field Machinery & Equipment — 0.9%
Gulf Island Fabrication	16,100	594

Total Oil Field Machinery & Equipment		594

Oil-Field Services — 1.1%
Universal Compression Holdings*	11,900	739

Total Oil-Field Services		739

Description	Shares	Value (000)
Property/Casualty Insurance — 5.4%
FPIC Insurance Group*	16,700	$651
Philadelphia Consolidated Holding*	33,700	1,502
PMA Capital, Cl A*	52,500	484
Selective Insurance Group	19,000	1,088

Total Property/Casualty Insurance		3,725

Real Estate Management/Services — 2.1%
Jones Lang LaSalle	15,500	1,429

Total Real Estate Management/Services		1,429

REITs-Apartments — 1.0%
Post Properties	14,600	667

Total REITs-Apartments		667

REITs-Diversified — 1.1%
PS Business Parks	11,200	792

Total REITs-Diversified		792

REITs-Health Care — 1.1%
Omega Healthcare Investors	44,400	787

Total REITs-Health Care		787

REITs-Hotels — 1.6%
LaSalle Hotel Properties	23,600	1,082

Total REITs-Hotels		1,082

REITs-Office Property — 2.4%
Corporate Office Properties Trust	16,600	838
Parkway Properties	16,600	847

Total REITs-Office Property		1,685

Rental Auto/Equipment — 3.1%
Aaron Rents	42,825	1,233
Dollar Thrifty Automotive Group*	20,000	912

Total Rental Auto/Equipment		2,145

Research & Development — 1.3%
Kendle International*	29,200	918

Total Research & Development		918

Respiratory Products — 1.1%
Respironics*	20,600	778

Total Respiratory Products		778

Retail-Apparel/Shoe — 3.1%
Charming Shoppes*	51,900	702
Children's Place*	10,700	680
JOS A Bank Clothiers*	26,325	772

Total Retail-Apparel/Shoe		2,154

Retail-Convenience Store — 1.2%
Casey's General Stores	35,850	844

Total Retail-Convenience Store		844

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund

December 31, 2006 (Unaudited)

Description	Shares	Value (000)
Retail-Drug Store — 0.9%
Longs Drug Stores	14,800	$627

Total Retail-Drug Store		627

Retail-Pawn Shops — 2.1%
Cash America International	16,800	788
Ezcorp, Cl A*	41,400	673

Total Retail-Pawn Shops		1,461

Retail-Petroleum Products — 1.5%
World Fuel Services	23,900	1,063

Total Retail-Petroleum Products		1,063

Retail-Restaurants — 2.6%
CEC Entertainment*	19,200	773
Jack in the Box*	16,300	995

Total Retail-Restaurants		1,768

S&L/Thrifts-Eastern US — 0.5%
WSFS Financial	4,800	321

Total S&L/Thrifts-Eastern US		321

Steel-Producers — 1.3%
Schnitzer Steel Industries, Cl A	22,400	889

Total Steel-Producers		889

Telecommunications Equipment — 2.6%
CommScope*	23,400	713
Comtech Telecommunications*	28,050	1,068

Total Telecommunications Equipment		1,781

Toys — 1.2%
Marvel Entertainment*	29,700	799

Total Toys		799

Transactional Software — 0.8%
Transaction Systems Architects*	18,000	586

Total Transactional Software		586

Transport-Equipment & Leasing — 1.9%
GATX	30,000	1,300

Total Transport-Equipment & Leasing		1,300

Transport-Marine — 1.2%
Kirby*	23,700	809

Total Transport-Marine		809

Transport-Services — 1.3%
Bristow Group*	23,900	863

Total Transport-Services		863

Description	Shares/Face Amount (000)	Value (000)
Transport-Truck — 1.1%
Celadon Group*	45,725	$766

Total Transport-Truck		766

Veterinary Diagnostics — 1.2%
VCA Antech*	26,200	843

Total Veterinary Diagnostics		843

Total Common Stock (Cost $45,716)		66,838

Investment Company — 1.0%
Index Fund-Small Cap — 1.0%
iShares Russell 2000 Value Index Fund	8,900	713

Total Investment Company (Cost $605)		713

Repurchase Agreement — 1.8%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $1,263,176 (collateralized by a U.S. Government obligation, par value $1,280,000, 5.50%, 06/22/11, total market value $1,291,366) (A)	$1,262	1,262

Total Repurchase Agreement (Cost $1,262)		1,262

Total Investments — 100.1% (Cost $47,583) †		68,813

Other Assets and Liabilities, Net — (0.1)%		(81)

Total Net Assets 100.0%		$68,732

* Non-income producing security.

(A) — Tri-party repurchase agreement

Cl — Class
REITs — Real Estate Investment Trusts
S&L — Savings and Loan

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $47,643 (000), and the unrealized appreciation and depreciation were $21,895 (000) and $(725) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Cash Reserves Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Certificates of Deposit — 24.5%
Abbey National 5.420%, 02/08/07	$700	$700
American Ex Bank 5.280%, 01/11/07	800	800
Australia and New Zealand Delaware 4.810%, 01/29/07	600	600
Bank of America 5.210%, 04/19/07	500	500
Bank of Ireland 5.335%, 05/10/07	500	500
Barclays Bank 5.500%, 06/18/07	500	500
BNP Paribas 5.320%, 04/10/07	300	300
BNP Paribas Finance 5.330%, 04/30/07	500	500
Branch Banking & Trust 5.315%, 05/21/07	500	500
Deutsche Bank Financial 4.940%, 02/06/07	350	350
Fortis Bank 5.690%, 07/23/07	350	350
HBOS Treasury Services 5.290%, 03/05/07	500	500
4.840%, 01/30/07	600	600
Societe Generale 5.670%, 07/23/07	350	350
Toronto-Dominion 5.300%, 06/13/07	500	500
Washington Mutual 5.370%, 04/25/07	250	250
Wells Fargo Bank 5.090%, 03/29/07	700	700

Total Certificates of Deposit (Cost $8,500)		8,500

Commercial Paper (A) — 48.4%
Apreco 5.315%, 01/19/07	700	698
Aspen Funding 5.309%, 02/05/07	700	696
CRC Funding 5.319%, 01/23/07	700	698
Falcon Asset Securitization 5.305%, 01/12/07	700	699
Galaxy Funding 5.316%, 03/13/07	700	693
General Electric Capital 5.277%, 02/27/07	1,000	992
Goldman Sachs 5.322%, 01/31/07	1,000	995
Greyhawk Funding 5.329%, 02/05/07	700	696

Description	Face Amount (000)	Value (000)
Commercial Paper (A) — continued
Metlife Funding 5.289%, 01/31/07	$1,000	$996
Mont Blanc 5.311%, 01/09/07	500	499
Morgan Stanley 5.310%, 02/20/07	700	695
National Rural Utilities 5.301%, 01/08/07	1,000	999
New York Life Capital 5.294%, 01/30/07	1,000	996
Old Line Funding 5.304%, 01/12/07	700	699
Park Avenue 5.293%, 01/25/07	700	697
Procter & Gamble 5.266%, 01/11/07	1,000	998
Prudential Funding 5.276%, 01/17/07	1,000	998
Ranger Funding 5.315%, 01/19/07	700	698
Scaldis Capital 5.310%, 01/10/07	700	699
Sysco 5.314%, 02/20/07	1,000	993
Yorktown Capital 5.333%, 01/31/07	700	698

Total Commercial Paper (Cost $16,832)		16,832

Corporate Bonds — 3.9%
Credit Suiss First Boston 4.790%, 01/24/07	400	400
International Business Machines (B) 5.363%, 06/28/07	500	500
Royal Bank Scotland 4.815%, 01/18/07	450	450

Total Corporate Bonds (Cost $1,350)		1,350

Mortgage Related — 5.4%
Freddie Mac 5.350%, 11/21/07	500	500
Holmes Finance, 144A (B) 5.290%, 07/15/07	230	230
IMT, 144A (B) 5.330%, 05/27/38	280	280
Mound Financing, 144A (B) 5.320%, 05/08/07	180	180
Perma, 144A (B) 5.320%, 03/10/07	360	360
Permanent Master Issuer (B) 5.300%, 10/17/07	345	345

Total Mortgage Related (Cost $1,895)		1,895

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Cash Reserves Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 17.3%
Deutsche Bank 5.30%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $6,003,533 (collaterlized by various U.S. Government obligations, ranging in par value from $108,156 - $4,068,443, 4.00% - 8.50%, 07/01/16 – 12/01/36, total market value $6,120,000) (C)	$6,000	$6,000

Total Repurchase Agreement (Cost $6,000)		6,000

Total Investments — 99.5% (Cost $34,577) †		34,577

Other Assets and Liabilities, Net — 0.5%		168

Net Assets — 100.0%		$34,745

(A) — Discount Note. The rate reflected is the effective yield at time of purchase.
(B) — Floating rate security. The rate reflected represents the security’s coupon rate as of December 31, 2006.
(C) — Tri-party repurchase agreement.

144A — Security exempt from registration under Rule144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2006, the value of these securities amounted to $1,050 (000), representing 3.0% of net assets.

Cost figures are shown with “000’s” omitted.
† For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

  2 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Government mortgage-backed obligations — 40.0%
FHLMC TBA 5.500%, 01/01/33	$1,125	$1,111
FNMA TBA 6.500%, 01/01/37	190	193
6.000%, 01/01/20	160	162
5.500%, 01/01/19	300	300
5.000%, 01/01/19	500	491
5.000%, 01/01/37	785	758
4.500%, 01/01/19	140	136

Total U.S. Government Mortgage-Backed Obligations (Cost $3,175)		3,151

Asset-Backed Securities — 33.1%
Auto & Transportation — 3.0%
Chase Manhattan Auto Owner Trust, Ser 2003-A, Cl A4 2.060%, 12/15/09	27	27
Harley-Davidson Motorcycle Trust, Ser 2003-1, Cl A2 2.630%, 11/15/10	32	31
Harley-Davidson Motorcycle Trust, Ser 2003-3, Cl B 2.280%, 05/15/11	18	17
Superior Wholesale Inventory Financing Trust, Ser 2004-A9, Cl A (A) 5.400%, 05/15/09	117	117
WFS Financial Owner Trust ABA, Ser 2005-2, Cl A3 4.170%, 12/17/09	45	45

		237

Credit Card — 1.9%
Metris Master Trust, Ser 2002-4, Cl A (A) 5.730%, 05/20/11	150	150

Equipment — 2.5%
Aircraft Certificate Owner Trust, Ser 2003-1A, Cl D, 144A 6.455%, 09/20/22	73	72
CNH Equipment Trust, Ser 2003-A, Cl A4B 2.570%, 09/15/09	15	15
GE Corporate Aircraft Financing, Ser 2004-1A, Cl A2 (A) 5.520%, 09/25/13	63	63
John Deere Owner Trust, Ser 2003-A, Cl A4 2.440%, 06/15/10	45	44

		194

Home Equity Loans — 21.7%
ACE Securities, Ser 2006-FM1, Cl A2B (A) 5.410%, 07/25/36	155	155
Centex Home Equity, Ser 2005-C, Cl AV2 (A) 5.500%, 06/25/35	55	55

Description	Face Amount (000)	Value (000)
Asset-Backed Securities — continued
Home Equity Loans — continued
CIT Group Home Equity Loan Trust, Ser 2002-1, Cl AF5 6.710%, 02/25/33	$8	$8

Countrywide Asset Backed Certificates, Ser 2003-5, Cl MF2 5.959%, 11/25/33	100	100
Countrywide Asset-Backed Certificates, Ser 7, Cl AF6 (A) 4.693%, 11/25/35	38	36
Equivantage Home Equity Loan Trust, Ser 1996-3, Cl A3 7.700%, 09/25/27	13	13
Fannie Mae Whole Loan 4.978%, 11/25/32	26	26
GEWMC, Ser 2005-1, Cl A2A (A) 5.470%, 10/25/35	37	37
Household Home Equity Loan Trust, Ser 2006-2, Cl A1 (A) 5.470%, 03/20/36	135	135
Indymac Home Equity Loan, Ser 2001-A, Cl AF6 6.537%, 11/25/30	7	7
IXIS, Ser 2006-HE2, Cl A1 (A) 5.410%, 08/25/36	42	42
JP Morgan Mortgage Acquisition Ser 2006-FRE2, Cl A3 (A) 5.530%, 02/25/36	165	165
JP Morgan Mortgage Acquisition, Ser 2006-CW1, Cl A2 (A) 5.390%, 05/25/36	69	69
Long Beach Mortgage Loan Trust, Ser 2006-WL3, Cl 2A2 (A) 5.500%, 01/25/36	155	155
Merril Lynch Mortgage Investors, Ser 2006-SL2, Cl A (A) 5.470%, 05/25/37	135	135
People's Financial Realty, Ser 2006-1, Cl 1A1 (A) 5.390%, 09/25/36	124	124
Popular ABS Mortgage Pass Through Trust, Ser 2005-3, Cl AF1 (A) 5.450%, 07/25/35	18	18
RAAC, Ser 2006-SP2, Cl A1 (A) 5.420%, 02/25/36	59	59
Renaissance Home Equity Loan, Ser 2005-2, Cl AV1 (A) 5.440%, 08/25/35	18	18
Residential Asset Mortgage Products, Ser 2004-RS4, Cl AI3 4.003%, 01/25/30	22	22
Residential Asset Securities, Ser 2001-KS2, Cl AI5 7.014%, 06/25/31	39	39
Residential Asset Securities, Ser 3002-KS3, Cl AI6 5.960%, 09/25/31	35	35
Securitized Asset Backed Receivables (A) 5.410%, 03/25/36	31	31

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Asset-Backed Securities — continued
Home Equity Loans — continued
Soundview Home Equity Loan Trust, Ser 2006-OPT3, Cl 2A2 (A) 5.460%, 06/25/36	$75	$75
Structured Asset Investment Loan, Ser 2003-BC3, Cl M2 (A) 8.275%, 04/25/33	40	40
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI3 (A) 3.970%, 05/25/34	115	112

		1,711

Infrastructure — 1.1%
Comed Transitional Funding Trust, Ser 1998-1, Cl A6 5.630%, 06/25/09	14	14
PP&L Transition Bond Company LLC, Ser 1999-1, Cl A8 7.150%, 06/25/09	25	26
TXU, Ser 2004-1, Cl A2 4.810%, 11/17/14	50	49

		89

Other — 1.6%
Oil And Gas Royalty Trust, Ser 2005-1A, Cl A, 144A 5.090%, 07/28/12	125	125

Student Loans — 1.3%
SLMA, Ser 2002-5, Cl A4L (A) 5.510%, 09/17/18	46	46
SLMA, Ser 2002-7, Cl A4 (A) 5.540%, 09/15/17	58	58

		104

Total Asset-Backed Securities (Cost $2,612)		2,610

Commerical Mortgages — 21.2%
Banc of America Commercial Mortgage CMBS, Ser 2000-1, Cl A1A 7.109%, 11/15/31	19	19
Bank of America Commercial Mortgage CMBS, Ser 2001-PB1, Cl A2 5.787%, 05/11/35	49	50
Bank of America Commercial Mortgage CMBS, Ser 2005-2, Cl A1 4.041%, 07/10/43	46	46
Bear Stearns Commercial Mortgage Securities CMBS, Ser 1999-WF2, Cl A2 7.080%, 07/15/31	75	77
Bear Stearns Commercial Mortgage Securities CMBS, Ser 2004-PWR5, Cl A1 3.762%, 07/11/42	70	68
Description	Face Amount (000)	Value (000)
Commerical Mortgages — continued
Commercial and Mortgage Loan CMBS, Ser 1999-1, Cl A2 6.455%, 05/15/32	$63	$64
Commercial and Mortgage Loan CMBS, Ser 2004-LB4A, Cl A1 3.566%, 10/15/37	20	20
DLJ Commerical Mortgage CMBS, Ser 2000-CF1, Cl A4 8.020%, 06/10/33	50	54
FHLMC Multifamily Structured Pass CMBS, Ser K001, Cl A3 (A) 6.003%, 01/25/12	69	70
First Union National Bank Commercial Mortgage CMBS, Ser 2000-C2, Cl A1 6.940%, 10/15/32	18	18
GE Mortgage Securities CMBS, Ser 1998-C1, Cl B 6.970%, 10/18/30	75	77
GS Capital Commercial Mortgage CMBS, Ser 2004-C3, Cl A1 3.752%, 07/10/39	52	51
JPMorgan Chase Commercial Mortgage CMBS, Ser 2001-CIB2, Cl D (A) 6.847%, 04/15/35	150	160
JPMorgan Chase Commercial Mortgage CMBS, Ser 2004-CB9, Cl A1 (A) 3.475%, 06/12/41	59	57
JPMorgan Chase Commercial Mortgage CMBS, Ser 2005-CB13, Cl A1 3.635%, 01/12/43	33	32
JPMorgan Commercial Mortgage Finance CMBS, Ser 1998-C6, Cl B 6.735%, 01/15/30	50	50
Lehman Brothers Commercial Mortgage Trust CMBS, Ser 1999-C1, Cl A2 6.780%, 06/15/31	75	77
Lehman Brothers-UBS Commercial Mortgage Trust CMBS, Ser 2001-C2, Cl A2 6.653%, 11/15/27	80	84
Lehman Brothers-UBS Commercial Mortgage Trust CMBS, Ser 2002-C7, Cl A2 3.899%, 12/15/26	25	25
Merrill Lynch/Countrywide Commercial Mortgage CMBS, Ser 2006-4, Cl A1 (A) 3.642%, 12/12/49	80	78
Morgan Stanley Capital CMBS, Ser 1998-HF1, Cl C 6.750%, 03/15/30	125	126
Morgan Stanley Capital CMBS, Ser 2005-HQ7, Cl A1 3.864%, 11/14/42	35	34

2	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Commerical Mortgages — continued
Morgan Stanley Dean Witter Capital CMBS, Ser 2000-LIF2, Cl A1 6.960%, 10/15/33	$7	$7
Mortgage Capital Funding CMBS, Ser 1998-MC1, Cl C 6.947%, 03/18/30	100	101
Nationslink Funding Corporation CMBS, Ser 1999-1, Cl A2 6.316%, 01/20/31	17	17
PNC Mortgage Acceptance CMBS, Ser 2001-C1, Cl A2 6.360%, 03/12/34	125	130
Wachovia Bank Commercial Mortgage Trust CMBS, Ser 2005-C20, Cl AMFX (A) 5.179%, 07/15/42	80	80

Total Commerical Mortgages (Cost $1,690)		1,672

Corporate Bonds — 15.1%
America West Airlines, Ser 2001-1 7.100%, 04/02/21	80	85
American Airlines 7.250%, 02/05/09	150	153
Banco Mercantile Del Nort 6.135%, 10/13/16	30	30
Berkley 5.600%, 05/15/15	50	49
Brasil Telecom 9.375%, 02/18/14	80	88
Delta Air Lines, Ser 2002-1 6.417%, 07/02/12	25	25
Embarq 7.082%, 06/01/16	60	61
Endurance Specialty Holdings 6.150%, 10/15/15	30	30
Glitnir Banki, 144A 4.750%, 10/15/10	30	30
Istar Financial 5.650%, 09/15/11	75	75
Kaupthing Bank, 144A 7.125%, 05/19/16	100	106
Liberty Media 5.700%, 05/15/13	50	47
Nextel Communications, Ser D 7.375%, 08/01/15	60	61
Residential Capital 6.000%, 02/22/11	75	75
Simon Property Group 5.100%, 06/15/15	50	49
Time Warner 5.500%, 11/15/11	60	60
Vale Overseas 6.250%, 01/23/17	55	55
Verizon Communications 5.350%, 02/15/11	60	60
Xstrata Finance Canada, 144A 5.500%, 11/16/11	55	55

Total Corporate Bonds (Cost $1,169)		1,194

Description	Face Amount (000)/Shares	Value (000)
Mortgage Related — 7.1%
Countrywide Home Loans CMO, Ser 2004-HYB6, Cl A2 (A) 4.580%, 11/20/34	$81	$80
Crusade Global Trust CMO, Ser 2003-2, Cl A (A) 5.550%, 09/18/34	78	78
Fannie Mae Agency CMO, Ser 2006-5, Cl 2A2 (A) 5.490%, 02/25/35	95	95
Luminent Mortgage Trust CMO, Ser 2006-6, Cl A1 (A) 5.550%, 10/25/46	94	94
MLCC Mortgage Investors CMO, Ser 2005-A, Cl A1 (A) 5.580%, 03/25/30	42	42
People's Choice Home Loan Securities Trust CMO, Ser 2005-1, Cl 1A2 (A) 5.620%, 10/25/31	20	20
Permanent Financing CMO, Ser 6, Cl 2A (A) 5.440%, 12/10/11	117	117
Washington Mutual CMO, Ser 2005-AR2, Cl 2A22 (A) 5.570%, 01/25/45	34	35

Total Mortgage Related (Cost $562)		561

U.S. Treasury Obligations — 6.5%
U.S. Treasury Bill (B) (C) 4.935%, 03/15/07	4	4
U.S. Treasury Bond 5.375%, 02/15/31	170	182
U.S. Treasury Note 4.625%, 11/15/09	68	67
4.625%, 11/15/16	168	167
4.500%, 11/30/11	90	90

Total U.S. Treasury Obligations (Cost $511)		510

Preferred Stock — 0.6%
Bank of America, 5.718%	2,000	50

Total Preferred Stock (Cost $50)		50

Repurchase Agreement — 16.2%
Morgan Stanley 5.05%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $1,274,579 (collateralized by a U.S. Treasury obligation, par value $3,548,414, 6.375%, 08/15/27, total market value $1,299,358) (D)	$1,274	1,274

Total Repurchase Agreement (Cost $1,274)		1,274

Total Investments — 139.8% (Cost $11,043) †		11,022

Other Assets and Liabilities, Net — (39.8)%		(3,136)

Total Net Assets — 100.0%		$7,886

3	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund

December 31, 2006 (Unaudited)

(A) — Floating rate security. The rate reflected represents the security’s coupon rate as of December 31, 2006.

(B) — All or a portion of the security has been pledged as collateral for open futures contracts.
(C) — The rate reported represents the security's effective yield at time of purchase.

(D) — Tri-party repurchase agreement

ABS — Asset Backed Security

Cl — Class

CMBS — Commercial Mortgage-Backed Security

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

Ser — Series

SLMA — Student Loan Marketing Association

TBA — To Be Announced

144A — Security exempt from registration under Rule144A

     of the Securities Act of 1933. This security may be

     resold in transactions exempt from registration,

     normally to qualified institutional buyers. On

     December 31, 2006, the value of these securities

     amounted to $388 (000), representing 4.9% of net assets.

Cost figures are shown with “000’s” omitted.

† At December 31, 2006, the tax basis cost of the Fund's investments was $11,043 (000), and the unrealized appreciation and depreciation were $42 (000) and $(63) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The Fund had the following futures

contracts open as of December 31, 2006:

Contract Description	Number of Contracts	Contract Value (000)	Expiration Date	Unrealized Appreciation (000)
10 Year U.S. Treasury Note — Short	(2)	(215)	March 2007	$ 3

  4 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Mortgage Related — 27.9%
Countrywide Alternative Loan Trust CMO, Ser J4, Cl 1A3 6.250%, 06/25/36	$4,814	$4,858
Countrywide Home Loans CMO, Ser 2004-13, Cl 2A17 5.750%, 08/25/34	4,073	4,051
First Horizon Alternative Mortgage CMO, Ser 2004-AA4, Cl A1 (A) 5.398%, 10/25/34	4,416	4,406
Granite Mortgages CMO, Ser 2004-3, Cl 1A3 (A) 5.550%, 09/20/44	1,044	1,044
GSR Mortgage Loan Trust CMO, Ser 2004-12, Cl 3A3 (A) 4.440%, 12/25/34	7,315	7,236
GSR Mortgage Loan Trust CMO, Ser 2005-AR3, Cl 3A2 (A) 4.610%, 05/25/35	4,032	3,994
MLCC Mortgage Investors CMO, Ser 2004-1, Cl 1A (A) 4.647%, 12/25/34	5,652	5,700
Residential Funding Mortgage Securitues CMO, Ser 2004-S6, Cl 1A4 5.500%, 06/25/34	5,525	5,472
Sequoia Mortgage Trust CMO, Ser 2004-12, Cl A1 (A) 5.620%, 01/20/35	1,881	1,884
Sequoia Mortgage Trust CMO, Ser 2004-9, Cl A2 (A) 5.800%, 10/20/34	2,667	2,672
Structured Asset Securities CMO, Ser 2002-21A, Cl 4A1 (A) 5.150%, 11/25/32	3,172	3,157
Structured Asset Securities CMO, Ser 2004-21XS, Cl 2A2 3.590%, 12/25/34	5,863	5,785
Wells Fargo Mortgage Backed Securities CMO, Ser 2005-AR3, Cl 2A1 (A) 4.186%, 03/25/35	4,638	4,557
Wells Fargo Mortgage Backed Securities PAC CMO, Ser 2002-18, Cl 2A4 6.000%, 12/25/32	1,844	1,800

Total Mortgage Related (Cost $56,877)		56,616

Commercial Mortgages — 25.5%
Bear Stearns Commercial Mortgage CMBS, Ser 2001-TOP4, Cl A1 5.060%, 11/15/16	2,870	2,854
Bear Stearns Commercial Mortgage CMBS, Ser 2004-PWR3, Cl A1 3.236%, 02/11/41	3,154	3,063

Description	Face Amount (000)	Value (000)
Commercial Mortgages — continued
Commercial Mortgage Pass-Through CMBS, Ser 2044-LB2A, Cl A1 2.964%, 03/10/39	$777	$757
CS First Boston Mortgage Securities CMBS, Ser 1997-C1, Cl C 7.340%, 06/20/29	1,350	1,357
CS First Boston Mortgage Securities CMBS, Ser 2003-CK2, Cl A1 3.006%, 03/15/36	2,700	2,643
CS First Boston Mortgage Securities CMBS, Ser 2004-C1, Cl A1 2.254%, 01/15/37	742	731
DLJ Mortgage Acceptance CMBS, Ser 1997-CF2, Cl A1B, 144A 6.820%, 10/15/30	1,024	1,027
GMAC Commercial Mortgage Securities CMBS, Ser 2003-C3, Cl A1 3.400%, 04/10/40	1,726	1,684
GMAC Commercial Mortgage Securities CMBS, Ser C2, Cl C 6.910%, 12/15/07	3,100	3,123
Greenwich Capital Commercial Funding CMBS, Ser 2002-C1, Cl A1 3.357%, 01/11/13	4,608	4,534
JPMorgan Chase Commercial Mortgage CMBS, Ser 2006-CB14, Cl A1 3.845%, 12/12/44	2,191	2,131
LB-UBS Commercial Mortgage Trust CMBS, Ser 2003-C3, Cl A1 2.599%, 05/15/27	4,190	4,076
LB-UBS Commercial Mortgage Trust CMBS, Ser 2004-C1, Cl A1 2.964%, 01/15/29	6,713	6,501
Merrill Lynch Mortgage Trust CMBS, Ser 2002-MW1, Cl A2 4.929%, 07/12/34	6,100	6,074
Nationslink Funding CMBS, Ser 1998-1, Cl D 6.803%, 03/20/30	1,365	1,377
Prudential Mortgage Capital Funding CMBS, Ser 2001-ROCK, Cl A1 6.232%, 05/10/34	4,135	4,169
Wachovia Bank Commercial Mortgage CMBS, Ser 2004-C10, Cl A1 3.065%, 02/15/41	5,700	5,514

Total Commercial Mortgages (Cost $52,078)		51,615

1	Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund

December 31, 2006 (Unaudited)

Description	Face Amount (000)	Value (000)
Asset-Backed Securities — 19.7%
Auto & Transportation — 3.3%
Carmax Auto Owner Trust, Ser 2003-2, Cl A4 3.070%, 10/15/10	$6,776	$6,714

Credit Card — 4.9%
Providian Gateway Master Trust, Ser 2004-EA, Cl A, 144A (A) 5.480%, 11/15/11	10,000	10,017

Equipment — 1.4%
Great America Leasing Receivables, Ser 2006-1, Cl A4 5.390%, 09/15/11	2,800	2,817

Home Equity Loans — 7.8%
Ameriquest Mortgage Securities, Ser 2003-5I, Cl A4I 4.272%, 07/25/33	774	767
EQCC Trust, Ser 2002-1, Cl 2A (A) 5.650%, 11/25/31	346	346
Fannie Mae Whole Loan, Ser 2001-W4, Cl AF5 6.110%, 02/25/32	526	524
First Horizon Trust, Ser 2004-HE3, Cl A (A) 5.640%, 10/25/34	2,633	2,640
GSAA Home Equity Trust, Ser 2005-12, Cl AV1 (A) 5.480%, 09/25/35	1,505	1,505
Household Home Equity Loan Trust, Ser 2006-3, Cl A3F 5.630%, 03/20/36	4,305	4,291
Long Beach Mortgage Loan Trust, Ser 2006-WL3, Cl 2A1 (A) 5.430%, 01/25/36	1,792	1,792
Residential Asset Securities, Ser 2003-KS1, Cl A1 5.760%, 01/25/33	1,053	1,054
Residential Funding Mortgage Securities, Ser 2003-HI3, Cl AI4 (A) 4.670%, 06/25/18	2,996	2,978

		15,897

Other — 2.3%
Oil And Gas Royalty Trust, Ser 2005-1A, Cl A, 144A 5.090%, 07/28/12	4,596	4,576

Total Asset-Backed Securities (Cost $40,074)		40,021

Description	Face Amount (000)	Value (000)
Corporate Bond — 13.8%
General Electric Capital MTN, Ser A 4.125%, 09/01/09	$5,000	$4,875
Rosyln Bancorp 5.750%, 11/15/07	3,000	2,982
SBC Communications Capital MTN, Ser E 7.000%, 10/01/12	5,000	5,092
Southwest Gas MTN, Ser A 6.890%, 09/24/07	5,000	5,048
Southwestern Bell Telephone 6.625%, 07/15/07	5,000	5,027
Unitrin 5.750%, 07/01/07	5,000	5,003

Total Corporate Bond (Cost $28,536)		28,027

U.S. Government Mortgage-Backed Obligations — 11.8%
FNMA 5.500%, 08/01/17	3,831	3,830
FNMA TBA 6.000%, 01/01/37	5,000	5,033
5.500%, 01/01/19	15,000	14,995

Total U.S. Government Mortgage-Backed Obligations (Cost $23,928)		23,858

U.S. Treasury Obligations — 5.9%
U.S. Treasury Note 4.250%, 11/30/07	12,000	11,918

Total U.S. Treasury Obligations (Cost $11,967)		11,918

Repurchase Agreements — 5.0%
Morgan Stanley 5.10%, dated 12/29/06, to be repurchased on 01/02/07, repurchase price $10,237,476 (collateralized by various U.S. Government obligations, ranging in par value from $1,490,000 - $ 8,925,000, 5.500% - 5.625%, 06/29/09 – 06/22/11, total market value $10,439,387) (B)	10,232	10,232

Total Repurchase Agreements (Cost $10,232)		10,232

Total Investments — 109.6% (Cost $223,692) †		222,287

Other Assets and Liabilities, Net — (9.6)%		(19,404)

Net Assets — 100.0%		$202,883

2 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund

December 31, 2006 (Unaudited)

(A) — Floating rate security. The rate reflected represents the security’s coupon rate as of December 31, 2006.
(B) — Tri-party repurchase agreement

Cl — Class CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note Ser — Series
TBA — To Be Announced

144A — Security exempt from registration under Rule144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2006, the value of these securities amounted to $15,620 (000), representing 7.7% of net assets.

Cost figures are shown with “000’s” omitted.
† At December 31, 2006, the tax basis cost of the Fund's investments was $223,692 (000), and the unrealized appreciation and depreciation were $231 (000) and $(1,636) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

  3 Old Mutual Advisor Funds II / Quarterly Report / December 31, 2006

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Advisor Funds II (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended December 31, 2006, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL ADVISOR FUNDS II

By: /s/ Julian F. Sluyters

Julian F. Sluyters, President

Date: February 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Julian F. Sluyters

Julian F. Sluyters, Principal Executive Officer

Date: February 12, 2007

By: /s/ Robert T. Kelly

Robert T. Kelly, Principal Financial Officer

Date: February 12, 2007